American Century Investments®
Quarterly Portfolio Holdings
Avantis™ Emerging Markets Equity Fund
May 31, 2020

Avantis Emerging Markets Equity Fund - Schedule of Investments
MAY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.3%
Brazil — 5.8%
AES Tiete Energia SA	4,200	10,806
Aliansce Sonae Shopping Centers SA(1)	200	957
Alpargatas SA, Preference Shares	1,200	5,640
Alupar Investimento SA	1,700	7,888
Ambev SA, ADR	11,695	27,015
Anima Holding SA(1)	200	809
Arezzo Industria e Comercio SA	900	7,124
Atacadao SA	1,700	5,788
Azul SA, ADR(1)	139	1,109
B2W Cia Digital(1)	700	11,878
B3 SA - Brasil Bolsa Balcao	3,800	32,479
Banco ABC Brasil SA, Preference Shares	2,400	6,297
Banco Bradesco SA	5,060	16,660
Banco Bradesco SA, ADR	18,231	63,079
Banco BTG Pactual SA	1,700	15,362
Banco do Brasil SA, ADR	3,924	22,308
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	2,800	6,653
Banco Mercantil do Brasil SA, Preference Shares	400	870
Banco Pan SA, Preference Shares	4,400	4,535
Banco Santander Brasil SA, ADR	2,143	10,072
BB Seguridade Participacoes SA	5,300	25,307
BR Malls Participacoes SA	7,800	14,427
BR Properties SA	5,500	8,730
BrasilAgro - Co. Brasileira de Propriedades Agricolas	300	1,120
Braskem SA, ADR	1,253	12,931
BRF SA, ADR(1)	2,869	12,279
Camil Alimentos SA	600	1,142
CCR SA	13,300	36,762
Centrais Eletricas Brasileiras SA, ADR(1)	194	1,040
Centrais Eletricas Brasileiras SA, Class B Preference Shares	200	1,152
Cia Brasileira de Distribuicao, ADR	491	5,701
Cia de Locacao das Americas	4,400	11,956
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	1,439	14,433
Cia de Saneamento de Minas Gerais-COPASA	900	9,715
Cia de Saneamento do Parana	600	3,103
Cia de Saneamento do Parana, Preference Shares	4,800	4,821
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	400	1,552
Cia Energetica de Minas Gerais, ADR	434	864
Cia Energetica de Sao Paulo, Class B Preference Shares	3,500	18,804
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	300	1,138
Cia Hering	300	756
Cia Paranaense de Energia, ADR	452	5,383
Cia Siderurgica Nacional SA, ADR	2,007	3,793
Cielo SA	19,000	14,776
Cogna Educacao	1,400	1,356
Construtora Tenda SA	300	1,377
Cosan Logistica SA(1)	1,600	5,541
Cosan SA(1)	1,000	12,031

Cristal Pigmentos do Brasil SA, Preference Shares(1)	200	895
CVC Brasil Operadora e Agencia de Viagens SA	400	1,069
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,700	14,841
Direcional Engenharia SA	400	717
Dommo Energia SA(1)	1,400	317
Duratex SA	5,100	10,322
EcoRodovias Infraestrutura e Logistica SA(1)	3,900	9,486
EDP - Energias do Brasil SA	4,400	14,619
Embraer SA, ADR(1)	2,301	12,632
Enauta Participacoes SA	700	1,342
Energisa SA	100	881
Eneva SA(1)	1,700	12,160
Engie Brasil Energia SA	2,400	19,024
Equatorial Energia SA(1)	6,700	25,073
Eucatex SA Industria e Comercio, Preference Shares(1)	700	596
Even Construtora e Incorporadora SA	700	917
Ez Tec Empreendimentos e Participacoes SA	200	1,212
Fleury SA	1,400	6,178
Fras-Le SA	1,000	841
Gafisa SA(1)	800	633
Gerdau SA, ADR	12,021	30,053
Gol Linhas Aereas Inteligentes SA, ADR(1)	87	383
Grazziotin SA, Preference Shares	200	967
Grendene SA	800	1,097
Guararapes Confeccoes SA	800	2,022
Hapvida Participacoes e Investimentos SA	900	9,322
Helbor Empreendimentos SA(1)	3,600	1,228
Hypera SA	1,600	9,781
Iguatemi Empresa de Shopping Centers SA	200	1,223
Industrias Romi SA	300	600
Instituto Hermes Pardini SA	1,400	4,924
Iochpe Maxion SA	2,900	7,581
IRB Brasil Resseguros S/A	9,500	14,385
Itau Unibanco Holding SA, ADR	14,277	60,677
JBS SA	8,200	33,729
Jereissati Participacoes SA(1)	200	829
JHSF Participacoes SA	2,600	2,207
JSL SA	400	1,483
Kepler Weber SA	200	1,094
Klabin SA	12,300	45,085
Light SA(1)	3,600	9,337
Localiza Rent a Car SA	3,680	26,205
LOG Commercial Properties e Participacoes SA	500	2,170
Log-in Logistica Intermodal SA(1)	1,900	4,978
Lojas Americanas SA, Preference Shares	6,515	34,404
Lojas Renner SA	6,600	47,642
M Dias Branco SA	200	1,367
Magazine Luiza SA	2,600	31,524
Mahle-Metal Leve SA	300	994
Marcopolo SA, Preference Shares	14,900	7,483
Marfrig Global Foods SA(1)	4,300	10,596
Marisa Lojas SA(1)	1,500	2,055
Metalurgica Gerdau SA, Preference Shares	1,900	2,197
Mills Estruturas e Servicos de Engenharia SA(1)	600	607

Minerva SA(1)	300	739
Movida Participacoes SA	3,700	7,835
MRV Engenharia e Participacoes SA	1,300	3,696
Multiplan Empreendimentos Imobiliarios SA	400	1,543
Natura & Co. Holding SA	5,300	36,470
Notre Dame Intermedica Participacoes SA	1,700	19,908
Odontoprev SA	2,500	6,348
Omega Geracao SA(1)	1,000	5,995
Paranapanema SA(1)	200	389
Petro Rio SA(1)	2,800	15,731
Petrobras Distribuidora SA	4,900	20,027
Petroleo Brasileiro SA, ADR	10,443	79,680
Petroleo Brasileiro SA, ADR Preference Shares	13,864	104,535
Porto Seguro SA	1,900	16,539
Portobello SA	1,500	928
Profarma Distribuidora de Produtos Farmaceuticos SA(1)	1,200	1,028
Qualicorp Consultoria e Corretora de Seguros SA	4,300	19,315
Raia Drogasil SA	500	10,331
Randon SA Implementos e Participacoes, Preference Shares	1,700	2,813
Rumo SA(1)	6,400	26,937
Santos Brasil Participacoes SA	600	478
Sao Carlos Empreendimentos e Participacoes SA	100	594
Sao Martinho SA	3,400	12,418
Ser Educacional SA	200	550
SLC Agricola SA	1,600	7,565
Smiles Fidelidade SA	400	914
Sul America SA	3,600	30,156
Suzano SA, ADR(1)	4,011	28,398
Tegma Gestao Logistica SA	400	1,424
Telefonica Brasil SA, ADR	1,317	11,550
Tim Participacoes SA, ADR	1,696	21,030
TOTVS SA	2,800	10,557
Transmissora Alianca de Energia Eletrica SA	4,400	23,706
Trisul SA	300	445
Tupy SA(1)	700	2,015
Ultrapar Participacoes SA, ADR	4,671	14,854
Unipar Carbocloro SA, Preference Shares	1,700	7,353
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	2,800	3,206
Vale SA, ADR	12,584	122,820
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	600	1,227
Via Varejo SA(1)	900	2,090
Vulcabras Azaleia SA(1)	600	487
WEG SA	2,400	18,669
Wiz Solucoes e Corretagem de Seguros SA	600	1,054
YDUQS Participacoes SA	2,900	15,488
		1,753,138
Chile — 0.7%
AES Gener SA	51,133	7,027
Aguas Andinas SA, A Shares	26,700	7,976
Banco de Chile	199,919	16,360
Banco de Credito e Inversiones SA	347	11,489
Banco Santander Chile, ADR	128	2,018
Besalco SA	2,057	874
CAP SA(1)	490	3,199

Cencosud SA	7,693	8,891
Cia Cervecerias Unidas SA, ADR	742	10,395
Cia Sud Americana de Vapores SA(1)	224,423	5,403
Colbun SA	85,998	12,787
Embotelladora Andina SA, Class B Preference Shares	4,667	10,962
Empresa Nacional de Telecomunicaciones SA	1,355	8,109
Empresas CMPC SA	7,757	15,653
Empresas COPEC SA	1,730	10,548
Enel Americas SA, ADR	2,409	17,875
Enel Chile SA	179,025	12,995
Engie Energia Chile SA	7,585	9,003
Falabella SA	2,574	6,046
Grupo Security SA	30,991	5,730
Inversiones Aguas Metropolitanas SA	7,601	6,173
Itau CorpBanca Chile SA	230,881	548
Latam Airlines Group SA, ADR(1)	802	898
Parque Arauco SA	1,251	2,149
Ripley Corp. SA	3,501	883
Salfacorp SA	2,048	870
Sociedad Quimica y Minera de Chile SA, ADR	335	8,164
		203,025
China — 35.6%
21Vianet Group, Inc., ADR(1)	290	4,234
360 Finance, Inc., ADR(1)	1,436	14,432
361 Degrees International Ltd.	6,000	794
3SBio, Inc.(1)	3,000	3,583
51job, Inc., ADR(1)	74	4,772
A-Living Services Co. Ltd., H Shares	3,000	16,160
AAC Technologies Holdings, Inc.	10,000	51,696
Agile Group Holdings Ltd.	10,000	10,369
Agricultural Bank of China Ltd., H Shares	207,000	84,128
Air China Ltd., H Shares	12,000	7,220
Ajisen China Holdings Ltd.	4,000	637
AK Medical Holdings Ltd.	2,000	6,132
Alibaba Group Holding Ltd., ADR(1)	3,956	820,435
Alibaba Health Information Technology Ltd.(1)	6,000	14,147
Alibaba Pictures Group Ltd.(1)	20,000	2,432
Aluminum Corp. of China Ltd., H Shares(1)	6,000	1,112
Angang Steel Co. Ltd., H Shares	4,000	969
Anhui Conch Cement Co. Ltd., H Shares	13,000	98,021
Anhui Expressway Co. Ltd., H Shares	10,000	4,534
ANTA Sports Products Ltd.	9,000	80,782
Anton Oilfield Services Group(1)	12,000	645
Aoyuan Healthy Life Group Co. Ltd.(1)	4,000	4,470
Asia Cement China Holdings Corp.	8,500	9,732
Atlas Corp.	1,088	7,714
Autohome, Inc., ADR	538	41,388
AviChina Industry & Technology Co. Ltd., H Shares	17,000	7,783
BAIC Motor Corp. Ltd., H Shares	13,000	5,249
Baidu, Inc., ADR(1)	1,247	132,868
BAIOO Family Interactive Ltd.	10,000	1,074
Bank of China Ltd., H Shares	467,000	171,524
Bank of Chongqing Co. Ltd., H Shares	11,500	5,669
Bank of Communications Co. Ltd., H Shares	51,000	31,151

BBMG Corp., H Shares	5,000	1,043
Beijing Capital International Airport Co. Ltd., H Shares	24,000	14,982
Beijing Capital Land Ltd., H Shares	6,000	1,080
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	2,500	16,028
Beijing Enterprises Clean Energy Group Ltd.(1)	120,000	434
Beijing Enterprises Holdings Ltd.	1,500	4,996
Beijing Enterprises Water Group Ltd.(1)	30,000	11,371
Beijing North Star Co. Ltd., H Shares	4,000	978
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	4,000	4,805
Binjiang Service Group Co. Ltd.	3,000	4,788
BOC Aviation Ltd.	2,700	14,933
Bosideng International Holdings Ltd.	10,000	2,580
Bright Scholar Education Holdings Ltd., ADR	109	797
Brilliance China Automotive Holdings Ltd.	20,000	17,580
BYD Co. Ltd., H Shares	500	2,834
BYD Electronic International Co. Ltd.	6,500	12,514
CA Cultural Technology Group Ltd.	4,000	1,280
Canadian Solar, Inc.(1)	1,067	20,060
CanSino Biologics, Inc., H Shares(1)	200	4,684
Canvest Environmental Protection Group Co. Ltd.	15,000	6,296
CAR, Inc.(1)	7,000	1,630
Central China Real Estate Ltd.	18,000	8,969
CGN New Energy Holdings Co. Ltd.	38,000	7,563
CGN Power Co. Ltd., H Shares	111,000	25,513
Chaowei Power Holdings Ltd.	4,000	1,266
Cheetah Mobile, Inc., ADR	309	847
China Aircraft Leasing Group Holdings Ltd.	1,000	791
China Beststudy Education Group	17,000	8,815
China BlueChemical Ltd., H Shares	6,000	932
China Cinda Asset Management Co. Ltd., H Shares	99,000	18,334
China CITIC Bank Corp. Ltd., H Shares	59,000	25,731
China Coal Energy Co. Ltd., H Shares	13,000	3,140
China Communications Construction Co. Ltd., H Shares	23,000	14,735
China Communications Services Corp. Ltd., H Shares	48,000	31,922
China Conch Venture Holdings Ltd.	13,500	60,976
China Construction Bank Corp., H Shares	546,000	431,324
China Customer Relations Centers, Inc.(1)	94	455
China Datang Corp. Renewable Power Co. Ltd., H Shares	12,000	1,008
China Dongxiang Group Co. Ltd.	56,000	4,415
China East Education Holdings Ltd.	11,500	22,680
China Eastern Airlines Corp. Ltd., H Shares(1)	14,000	4,757
China Education Group Holdings Ltd.	3,000	5,198
China Energy Development Holdings Ltd.(1)	48,000	1,096
China Everbright Bank Co. Ltd., H Shares	20,000	8,125
China Everbright Greentech Ltd.	15,000	5,278
China Everbright International Ltd.	40,000	20,701
China Everbright Ltd.	18,000	25,326
China Evergrande Group	9,000	18,961
China First Capital Group Ltd.(1)	28,000	777
China Foods Ltd.	22,000	7,422
China Galaxy Securities Co. Ltd., H Shares	33,500	16,146
China Gas Holdings Ltd.	4,600	16,182
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A	20,000	13,799
China Harmony New Energy Auto Holding Ltd.	31,500	15,120
China High Speed Transmission Equipment Group Co. Ltd.	8,000	4,341

China Hongqiao Group Ltd.	7,500	3,309
China Huarong Asset Management Co. Ltd., H Shares	114,000	11,660
China International Capital Corp. Ltd., H Shares(1)	20,800	33,804
China Jinmao Holdings Group Ltd.	94,000	65,329
China Lesso Group Holdings Ltd.	23,000	27,999
China Life Insurance Co. Ltd., ADR	4,014	38,013
China Lilang Ltd.	2,000	1,068
China Literature Ltd.(1)	2,200	12,534
China Logistics Property Holdings Co. Ltd.(1)	3,000	1,123
China Longyuan Power Group Corp. Ltd., H Shares	75,000	36,773
China Maple Leaf Educational Systems Ltd.	42,000	11,042
China Medical System Holdings Ltd.	19,000	21,768
China Meidong Auto Holdings Ltd.	12,000	27,672
China Mengniu Dairy Co. Ltd.(1)	41,000	147,474
China Merchants Bank Co. Ltd., H Shares	25,000	117,648
China Merchants Land Ltd.	40,000	5,693
China Merchants Port Holdings Co. Ltd.	12,000	14,703
China Minsheng Banking Corp. Ltd., H Shares	69,000	48,238
China Mobile Ltd., ADR	8,885	312,397
China Modern Dairy Holdings Ltd.(1)	11,000	1,228
China Molybdenum Co. Ltd., H Shares	9,000	2,777
China National Building Material Co. Ltd., H Shares	74,000	83,530
China New Higher Education Group Ltd.	14,000	8,078
China Oil & Gas Group Ltd.(1)	40,000	1,184
China Oilfield Services Ltd., H Shares	16,000	13,995
China Oriental Group Co. Ltd.	26,000	7,173
China Overseas Grand Oceans Group Ltd.	18,000	9,618
China Overseas Land & Investment Ltd.	42,000	128,985
China Overseas Property Holdings Ltd.	5,000	5,690
China Pacific Insurance Group Co. Ltd., H Shares	12,600	34,967
China Petroleum & Chemical Corp., ADR	1,220	57,987
China Pioneer Pharma Holdings Ltd.	22,000	3,498
China Power International Development Ltd.	91,000	20,006
China Railway Construction Corp. Ltd., H Shares	13,000	11,659
China Railway Group Ltd., H Shares	24,000	13,141
China Railway Signal & Communication Corp. Ltd., H Shares(1)	19,000	8,399
China Reinsurance Group Corp., H Shares	43,000	4,503
China Resources Beer Holdings Co. Ltd.	8,000	42,582
China Resources Cement Holdings Ltd.	42,000	53,053
China Resources Gas Group Ltd.	8,000	43,795
China Resources Land Ltd.	32,000	127,372
China Resources Medical Holdings Co. Ltd.	9,000	4,074
China Resources Power Holdings Co. Ltd.	28,000	32,543
China SCE Group Holdings Ltd.	34,000	14,080
China Shenhua Energy Co. Ltd., H Shares	20,500	37,687
China Shineway Pharmaceutical Group Ltd.	8,000	5,068
China South City Holdings Ltd.	82,000	7,531
China Southern Airlines Co. Ltd., H Shares	18,000	7,406
China State Construction International Holdings Ltd.	42,000	26,018
China Sunshine Paper Holdings Co. Ltd.	7,000	891
China Suntien Green Energy Corp. Ltd., H Shares	14,000	3,081
China Taiping Insurance Holdings Co. Ltd.	10,600	15,806
China Telecom Corp. Ltd., ADR	1,117	35,476
China Tobacco International HK Co. Ltd.(1)	3,000	5,757

China Tower Corp. Ltd., H Shares	410,000	82,910
China Traditional Chinese Medicine Holdings Co. Ltd.	24,000	10,207
China Travel International Investment Hong Kong Ltd.	22,000	2,764
China Unicom (Hong Kong) Ltd., ADR	4,511	25,352
China Vanke Co. Ltd., H Shares	11,100	36,358
China Water Affairs Group Ltd.	8,000	5,346
China XLX Fertiliser Ltd.	4,000	964
China Yongda Automobiles Services Holdings Ltd.	24,500	25,589
China Youzan Ltd.(1)	32,000	3,276
China Yuchai International Ltd.	138	1,706
China Yuhua Education Corp. Ltd.	36,000	35,353
China ZhengTong Auto Services Holdings Ltd.	9,000	1,143
China Zhongwang Holdings Ltd.	20,400	3,851
Chinasoft International Ltd.(1)	10,000	5,008
Chongqing Rural Commercial Bank Co. Ltd., H Shares	26,000	9,987
CIFI Holdings Group Co. Ltd.	20,000	14,456
CIMC Enric Holdings Ltd.	2,000	830
CITIC Ltd.	50,000	47,927
CITIC Resources Holdings Ltd.	18,000	558
CITIC Securities Co. Ltd., H Shares	11,500	20,734
CNOOC Ltd., ADR	996	113,664
COFCO Meat Holdings Ltd.(1)	4,000	1,045
Colour Life Services Group Co. Ltd.(1)	2,000	901
Concord New Energy Group Ltd.	120,000	4,429
Consun Pharmaceutical Group Ltd.	11,000	4,708
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	20,000	9,925
COSCO SHIPPING Holdings Co. Ltd., Class H(1)	26,000	6,596
COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	4,649
COSCO SHIPPING Ports Ltd.	16,000	8,005
Country Garden Holdings Co. Ltd.	56,000	69,921
Country Garden Services Holdings Co. Ltd.	13,000	61,174
CPMC Holdings Ltd.	3,000	1,132
CRRC Corp. Ltd., H Shares	25,000	11,720
CSPC Pharmaceutical Group Ltd.	40,000	79,040
DaFa Properties Group Ltd.	2,000	1,084
Dali Foods Group Co. Ltd.	31,000	19,709
Daqo New Energy Corp., ADR(1)	274	14,021
Datang International Power Generation Co. Ltd., H Shares	6,000	806
Dawnrays Pharmaceutical Holdings Ltd.	7,000	845
Dexin China Holdings Co. Ltd.(1)	5,000	1,944
Digital China Holdings Ltd.	3,000	1,614
Dongfeng Motor Group Co. Ltd., Class H	18,000	11,391
Dongyue Group Ltd.	19,000	7,610
E-House China Enterprise Holdings Ltd.	1,200	1,232
ENN Energy Holdings Ltd.	7,500	87,968
Essex Bio-technology Ltd.	2,000	1,243
Ever Sunshine Lifestyle Services Group Ltd.	10,000	15,802
Fanhua, Inc., ADR	253	4,754
Fantasia Holdings Group Co. Ltd.(1)	28,500	4,950
Far East Horizon Ltd.	20,000	17,730
FinVolution Group, ADR	416	632
Fosun International Ltd.	16,500	21,369
Fountain SET Holdings Ltd.	6,000	799
Fu Shou Yuan International Group Ltd.	16,000	14,940

Fufeng Group Ltd.(1)	20,000	6,309
Fuyao Glass Industry Group Co. Ltd., H Shares	5,200	11,450
GCL New Energy Holdings Ltd.(1)	48,000	571
GCL-Poly Energy Holdings Ltd.(1)	180,000	5,215
GDS Holdings Ltd., ADR(1)	612	34,884
Geely Automobile Holdings Ltd.	45,000	62,240
Gemdale Properties & Investment Corp. Ltd.	114,000	16,980
Genertec Universal Medical Group Co. Ltd.	10,000	5,560
Genscript Biotech Corp.(1)	14,000	30,826
GF Securities Co. Ltd., H Shares	11,400	11,647
Global Cord Blood Corp.(1)	225	576
Glory Sun Financial Group Ltd.	140,000	4,972
Goodbaby International Holdings Ltd.(1)	10,000	815
Great Wall Motor Co. Ltd., H Shares	17,500	11,118
Greatview Aseptic Packaging Co. Ltd.	3,000	1,109
Greenland Hong Kong Holdings Ltd.	22,000	7,181
Greentown Service Group Co. Ltd.	26,000	34,796
Guangdong Investment Ltd.	12,000	23,705
Guangzhou Automobile Group Co. Ltd., H Shares	20,000	16,508
Guangzhou R&F Properties Co. Ltd., H Shares	13,600	16,875
Guorui Properties Ltd.	29,000	4,201
Guotai Junan Securities Co. Ltd., H Shares	4,400	5,795
Haichang Ocean Park Holdings Ltd.(1)	8,000	551
Haidilao International Holding Ltd.	1,000	4,854
Haier Electronics Group Co. Ltd.	11,000	30,747
Haitian International Holdings Ltd.	11,000	23,286
Haitong Securities Co. Ltd., H Shares	16,800	12,757
Hansoh Pharmaceutical Group Co. Ltd.(1)	4,000	17,432
Harbin Electric Co. Ltd., H Shares(1)	4,000	1,041
Hebei Construction Group Corp. Ltd., H Shares	3,000	2,632
Hengan International Group Co. Ltd.	11,000	90,362
Hi Sun Technology China Ltd.(1)	21,000	2,068
HKC Holdings Ltd.	2,000	1,255
Hollysys Automation Technologies Ltd.	682	8,518
Homeland Interactive Technology Ltd.	12,000	5,085
Hopson Development Holdings Ltd.	6,000	6,449
Hua Hong Semiconductor Ltd.(1)	6,000	11,231
Huabao International Holdings Ltd.	17,000	5,948
Huadian Power International Corp. Ltd., H Shares	30,000	9,226
Huami Corp., ADR(1)	597	5,612
Huaneng Power International, Inc., H Shares	38,000	14,157
Huatai Securities Co. Ltd., H Shares	6,000	9,427
Huaxi Holdings Co. Ltd.	4,000	909
Huazhu Group Ltd., ADR	1,001	33,854
Huifu Payment Ltd.(1)	16,800	3,889
HUYA, Inc., ADR(1)	252	3,911
IGG, Inc.	22,000	13,365
IMAX China Holding, Inc.	700	922
Industrial & Commercial Bank of China Ltd., H Shares	367,000	238,113
Inke Ltd.(1)	38,000	5,232
Innovent Biologics, Inc.(1)	1,500	8,221
Inspur International Ltd.	4,000	1,185
iQIYI, Inc., ADR(1)	951	15,777
JD.com, Inc., ADR(1)	4,973	270,183

Jiangsu Expressway Co. Ltd., H Shares	12,000	14,167
Jiangxi Copper Co. Ltd., H Shares	9,000	8,279
Jiayuan International Group Ltd.	18,000	7,178
Jingrui Holdings Ltd.	6,000	1,487
JinkoSolar Holding Co. Ltd., ADR(1)	527	8,332
JNBY Design Ltd.	1,000	859
JOYY, Inc., ADR(1)	368	22,466
Kaisa Group Holdings Ltd.	37,000	13,587
Kandi Technologies Group, Inc.(1)	205	633
Kasen International Holdings Ltd.(1)	3,000	315
Kingboard Holdings Ltd.	12,000	29,091
Kingboard Laminates Holdings Ltd.	20,000	17,547
Kingdee International Software Group Co. Ltd.(1)	15,000	26,457
Kingsoft Corp. Ltd.(1)	3,000	9,786
Kunlun Energy Co. Ltd.	16,000	9,848
KWG Group Holdings Ltd.(1)	29,000	40,802
Lee & Man Chemical Co. Ltd.	4,000	1,508
Lee & Man Paper Manufacturing Ltd.	38,000	20,612
Lee's Pharmaceutical Holdings Ltd.	2,000	981
Lenovo Group Ltd.	72,000	39,245
LexinFintech Holdings Ltd., ADR(1)	977	7,963
Li Ning Co. Ltd.	33,000	111,341
Logan Property Holdings Co. Ltd.	30,000	44,860
Longfor Group Holdings Ltd.	8,500	38,860
Lonking Holdings Ltd.	38,000	12,832
Luye Pharma Group Ltd.	17,500	8,770
Maanshan Iron & Steel Co. Ltd., H Shares	4,000	1,150
Maoyan Entertainment(1)	800	1,225
Meitu, Inc.(1)	30,000	5,621
Meituan Dianping, Class B(1)	1,500	28,565
Metallurgical Corp. of China Ltd., H Shares	5,000	775
Midea Real Estate Holding Ltd.	600	1,412
MMG Ltd.(1)	64,000	11,126
Modern Land China Co. Ltd.	10,000	1,329
Momo, Inc., ADR	1,519	29,469
Mulsanne Group Holding Ltd.(1)	2,500	2,806
Nam Tai Property, Inc.(1)	124	728
NetDragon Websoft Holdings Ltd.	5,000	12,481
NetEase, Inc., ADR	523	200,257
New China Life Insurance Co. Ltd., H Shares	4,800	14,997
New Oriental Education & Technology Group, Inc., ADR(1)	228	27,351
Nexteer Automotive Group Ltd.	15,000	8,188
Nine Dragons Paper Holdings Ltd.	39,000	34,177
NIO, Inc., ADR(1)	3,631	14,451
Niu Technologies, ADR(1)	119	1,267
Noah Holdings Ltd., ADR(1)	83	2,202
OneSmart International Education Group Ltd., ADR(1)	516	1,899
Oshidori International Holdings Ltd.	18,000	1,768
Pacific Millennium Packaging Group Corp.	2,000	1,176
Pacific Online Ltd.	6,000	927
PAX Global Technology Ltd.	17,000	6,593
People's Insurance Co. Group of China Ltd. (The), H Shares	15,000	4,525
Perennial Energy Holdings Ltd.(1)	15,000	5,725
PetroChina Co. Ltd., ADR	808	28,118

Phoenix New Media Ltd., ADR	318	401
PICC Property & Casualty Co. Ltd., H Shares	34,000	29,723
Pinduoduo, Inc., ADR(1)	143	9,562
Ping An Healthcare and Technology Co. Ltd.(1)	5,900	78,086
Ping An Insurance Group Co. of China Ltd., ADR	15,032	297,333
Poly Property Group Co. Ltd.	34,000	10,881
Postal Savings Bank of China Co. Ltd., H Shares	44,000	28,137
Pou Sheng International Holdings Ltd.	10,000	1,938
Powerlong Real Estate Holdings Ltd.	16,000	8,924
Prinx Chengshan Cayman Holding Ltd.	6,000	5,420
PW Medtech Group Ltd.(1)	7,000	1,109
Q Technology Group Co. Ltd.(1)	10,000	12,677
Qingling Motors Co. Ltd., H Shares	6,000	1,263
Qudian, Inc., ADR(1)	1,559	2,339
Redsun Properties Group Ltd.	20,000	7,003
Road King Infrastructure Ltd.	5,000	6,512
Ronshine China Holdings Ltd.(1)	11,000	9,865
Scholar Education Group	5,000	10,062
Semiconductor Manufacturing International Corp.(1)	27,500	60,067
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	8,000	14,064
Shanghai Electric Group Co. Ltd., H Shares	20,000	5,553
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	3,500	11,148
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., H Shares	8,000	5,155
Shanghai Haohai Biological Technology Co. Ltd., H Shares(1)	200	822
Shanghai Industrial Holdings Ltd.	4,000	6,241
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	3,900	6,178
Sheng Ye Capital Ltd.	8,000	7,023
Shenzhen Expressway Co. Ltd., H Shares	6,000	6,087
Shenzhen International Holdings Ltd.	15,000	25,077
Shenzhen Investment Ltd.	42,000	12,992
Shenzhou International Group Holdings Ltd.	6,600	79,331
Shimao Property Holdings Ltd.	10,500	43,867
Shirble Department Store Holdings China Ltd.	8,000	910
Shougang Concord International Enterprises Co. Ltd.	7,200	1,205
Shougang Fushan Resources Group Ltd.	36,000	6,651
Shui On Land Ltd.	64,000	10,596
Sihuan Pharmaceutical Holdings Group Ltd.	57,000	5,608
Silver Grant International Holdings Group Ltd.(1)	8,000	1,033
Sina Corp.(1)	598	18,723
Sino Biopharmaceutical Ltd.	12,000	18,974
Sino-Ocean Group Holding Ltd.	48,000	11,130
Sinofert Holdings Ltd.(1)	12,000	993
Sinopec Engineering Group Co. Ltd., H Shares	19,000	7,978
Sinopec Kantons Holdings Ltd.	18,000	6,404
Sinopec Shanghai Petrochemical Co. Ltd., ADR	365	9,063
Sinopharm Group Co. Ltd., H Shares	2,800	6,915
Sinotrans Ltd., H Shares	4,000	829
Sinotruk Hong Kong Ltd.	12,000	29,277
Skyfame Realty Holdings Ltd.	46,000	6,055
Skyworth Group Ltd.	26,000	6,754
Sogou, Inc., ADR(1)	215	686
SOHO China Ltd.(1)	31,500	10,704
Sohu.com Ltd., ADR(1)	102	683
Sparkle Roll Group Ltd.(1)	32,000	818

SSY Group Ltd.	28,000	17,225
Sun Art Retail Group Ltd.	32,500	49,866
Sun King Power Electronics Group	42,000	6,515
Sunac China Holdings Ltd.	10,000	42,165
Sunny Optical Technology Group Co. Ltd.	6,500	86,859
TAL Education Group, ADR(1)	1,450	81,867
TCL Electronics Holdings Ltd.	3,000	1,274
Tencent Holdings Ltd.	15,100	804,852
Tencent Music Entertainment Group, ADR(1)	145	1,873
Texhong Textile Group Ltd.	8,000	5,535
Tian Ge Interactive Holdings Ltd.(1)	5,000	607
Tiangong International Co. Ltd.	4,000	1,141
Tianjin Port Development Holdings Ltd.	12,000	738
Tianli Education International Holdings Ltd.(1)	16,000	10,201
Tianneng Power International Ltd.	18,000	18,246
Times China Holdings Ltd.	11,000	16,219
Times Neighborhood Holdings Ltd.	10,000	11,683
Tingyi Cayman Islands Holding Corp.	34,000	58,533
Tong Ren Tang Technologies Co. Ltd., H Shares	9,000	6,747
Tongda Group Holdings Ltd.	110,000	6,068
Topsports International Holdings Ltd.	15,000	21,391
Towngas China Co. Ltd.(1)	11,000	5,081
TravelSky Technology Ltd., H Shares	2,000	4,048
Trigiant Group Ltd.	6,000	846
Trip.com Group Ltd., ADR(1)	1,556	41,343
Truly International Holdings Ltd.(1)	8,000	746
Tsingtao Brewery Co. Ltd., H Shares	6,000	41,695
Uni-President China Holdings Ltd.	17,000	17,710
United Strength Power Holdings Ltd.	2,000	1,404
Vinda International Holdings Ltd.	8,000	24,350
Vipshop Holdings Ltd., ADR(1)	8,308	144,061
Want Want China Holdings Ltd.	70,000	50,705
Wasion Holdings Ltd.	6,000	1,939
Weibo Corp., ADR(1)	360	11,077
Weichai Power Co. Ltd., H Shares	20,000	34,907
West China Cement Ltd.	60,000	11,194
Wharf Holdings Ltd. (The)	12,000	21,535
Wisdom Education International Holdings Co. Ltd.	4,000	1,470
WuXi AppTec Co. Ltd., H Shares	140	1,486
Wuxi Biologics Cayman, Inc.(1)	500	7,898
Xiamen International Port Co. Ltd., H Shares	8,000	593
Xiaomi Corp., Class B(1)	49,200	76,743
Xingda International Holdings Ltd.	28,000	6,287
Xinyi Solar Holdings Ltd.	34,000	24,810
XTEP International Holdings Ltd.	4,000	1,295
Xunlei Ltd., ADR(1)	202	648
Yadea Group Holdings Ltd.	26,000	13,215
Yanzhou Coal Mining Co. Ltd., H Shares	30,000	22,994
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares	1,200	4,263
Yihai International Holding Ltd.(1)	4,000	35,888
Yincheng International Holding Co. Ltd.(1)	4,000	1,157
Yixin Group Ltd.(1)	7,000	1,503
Yongsheng Advanced Materials Co. Ltd.	5,000	1,316
YuanShengTai Dairy Farm Ltd.(1)	25,000	1,246

Yuexiu Property Co. Ltd.	58,000	10,438
Yuexiu Transport Infrastructure Ltd.	16,000	10,675
Yum China Holdings, Inc.	4,357	201,903
Yuzhou Properties Co. Ltd.	39,000	16,024
Zhaojin Mining Industry Co. Ltd., H Shares	8,000	9,744
Zhejiang Expressway Co. Ltd., H Shares	24,000	16,904
Zhenro Properties Group Ltd.	6,000	3,821
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)	2,200	7,817
Zhongliang Holdings Group Co. Ltd.	14,000	9,878
Zhongsheng Group Holdings Ltd.	10,000	51,554
Zhou Hei Ya International Holdings Co. Ltd.	16,500	8,646
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	5,500	14,257
Zijin Mining Group Co. Ltd., H Shares	84,000	33,452
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	14,800	12,165
ZTE Corp., H Shares(1)	1,400	3,566
ZTO Express Cayman, Inc., ADR	2,207	71,992
		10,817,119
Colombia — 0.3%
Banco Davivienda SA, Preference Shares	1,082	7,107
Bancolombia SA	337	2,259
Bancolombia SA, ADR	369	9,542
Cementos Argos SA	1,760	1,651
Corp. Financiera Colombiana SA(1)	2,815	19,622
Ecopetrol SA, ADR	1,146	11,930
Grupo Argos SA	6,893	16,077
Grupo Aval Acciones y Valores SA, Preference Shares	3,792	855
Interconexion Electrica SA ESP	1,404	7,378
		76,421
Czech Republic — 0.1%
CEZ AS(1)	905	17,796
Komercni banka AS(1)	647	13,878
Moneta Money Bank AS	3,101	6,878
		38,552
Egypt — 0.1%
Commercial International Bank Egypt S.A.E., GDR	9,172	35,409
Greece — 0.3%
Aegean Airlines SA	410	1,957
Alpha Bank AE(1)	9,561	5,937
Athens Water Supply & Sewage Co. SA	574	4,554
Attica Bank SA(1)	2,201	562
Eurobank Ergasias Services and Holdings SA(1)	3,058	1,300
Fourlis Holdings SA(1)	301	1,307
GEK Terna Holding Real Estate Construction SA(1)	1,659	10,960
Hellenic Petroleum SA	215	1,534
Hellenic Telecommunications Organization SA	935	13,179
JUMBO SA	330	5,999
Motor Oil Hellas Corinth Refineries SA	207	3,461
Mytilineos SA	418	3,320
National Bank of Greece SA(1)	6,706	9,072
Piraeus Bank SA(1)	1,645	2,605
Public Power Corp. SA(1)	1,790	6,761
Terna Energy SA(1)	691	7,730
Titan Cement International SA(1)	452	5,671

Viohalco SA(1)	450	1,189
		87,098
Hungary — 0.2%
Magyar Telekom Telecommunications plc(1)	10,305	12,980
MOL Hungarian Oil & Gas plc	3,466	21,935
OTP Bank Nyrt(1)	780	25,982
Richter Gedeon Nyrt	707	15,443
		76,340
India — 9.2%
Adani Enterprises Ltd.	2,037	4,016
Adani Ports & Special Economic Zone Ltd.	6,946	29,804
Adani Transmission Ltd.(1)	2,093	4,832
Alembic Pharmaceuticals Ltd.	891	10,233
Amara Raja Batteries Ltd.	928	7,543
Ambuja Cements Ltd.	8,422	21,347
Apollo Hospitals Enterprise Ltd.	725	12,976
Apollo Tyres Ltd.	3,967	5,116
Ashok Leyland Ltd.	5,779	3,241
Asian Paints Ltd.	621	13,796
AU Small Finance Bank Ltd.	441	2,281
Aurobindo Pharma Ltd.	4,288	42,516
Avanti Feeds Ltd.	994	5,457
Avenue Supermarts Ltd.(1)	184	5,516
Axis Bank Ltd., GDR	1,866	46,815
Bajaj Auto Ltd.	481	17,260
Bajaj Consumer Care Ltd.(1)	1,965	3,445
Bajaj Finance Ltd.	774	19,907
Bajaj Finserv Ltd.	254	14,870
Balkrishna Industries Ltd.	1,126	16,068
Bata India Ltd.	341	5,972
Berger Paints India Ltd.	829	5,397
Bharat Forge Ltd.	1,126	4,864
Bharat Petroleum Corp. Ltd.	7,523	34,135
Bharti Airtel Ltd.(1)	7,381	54,055
Bharti Infratel Ltd.	3,023	9,223
Birlasoft Ltd.(1)	11,057	10,912
Bosch Ltd.	40	5,159
Britannia Industries Ltd.	139	6,222
Can Fin Homes Ltd.	1,008	3,676
Canara Bank(1)	5,192	5,781
CCL Products India Ltd.	1,635	4,584
Central Depository Services India Ltd.	1,383	4,538
Century Textiles & Industries Ltd.	1,098	4,138
CESC Ltd.	405	2,960
Cipla Ltd.	2,621	22,489
City Union Bank Ltd.	4,898	8,792
Coal India Ltd.	10,958	20,503
Coforge Ltd.	315	6,074
Colgate-Palmolive India Ltd.	625	11,529
Container Corp. of India Ltd.	978	4,872
Crompton Greaves Consumer Electricals Ltd.	2,168	6,451
Dabur India Ltd.	1,659	10,243
Dalmia Bharat Ltd.(1)	678	4,999
DCB Bank Ltd.(1)	2,843	2,333

Divi's Laboratories Ltd.	342	10,792
DLF Ltd.	9,125	18,125
Dr Lal PathLabs Ltd.	172	3,500
Dr Reddy's Laboratories Ltd., ADR	1,238	66,159
Edelweiss Financial Services Ltd.	6,352	3,863
Eicher Motors Ltd.	22	4,819
Endurance Technologies Ltd.	611	5,877
Equitas Holdings Ltd.(1)	6,013	3,376
Eris Lifesciences Ltd.	765	5,071
Escorts Ltd.	516	6,199
Exide Industries Ltd.	5,216	11,227
FDC Ltd.	1,453	4,789
Federal Bank Ltd.	23,188	13,838
Fortis Healthcare Ltd.(1)	5,887	8,994
Future Lifestyle Fashions Ltd.	1,257	2,540
GAIL India Ltd.	8,113	9,889
Glenmark Pharmaceuticals Ltd.	2,953	13,817
Godrej Consumer Products Ltd.	1,224	10,261
Granules India Ltd.	2,474	5,586
Graphite India Ltd.	1,876	4,543
Grasim Industries Ltd.	3,301	25,676
Gujarat Pipavav Port Ltd.	5,912	4,759
Gujarat State Petronet Ltd.	2,534	6,618
Havells India Ltd.	701	4,606
HCL Technologies Ltd.	8,432	61,425
HDFC Asset Management Co. Ltd.	377	12,540
HDFC Life Insurance Co. Ltd.(1)	810	5,590
HEG Ltd.	507	5,116
HeidelbergCement India Ltd.	1,854	4,000
Hero MotoCorp Ltd.	1,090	34,068
Hexaware Technologies Ltd.	2,769	9,299
Hindalco Industries Ltd.	13,365	24,687
Hindustan Petroleum Corp. Ltd.	12,037	31,049
Hindustan Unilever Ltd.	4,074	111,263
Housing Development Finance Corp. Ltd.	5,183	113,344
ICICI Bank Ltd., ADR	3,123	27,170
ICICI Lombard General Insurance Co. Ltd.	346	5,959
ICICI Prudential Life Insurance Co. Ltd.	1,107	5,746
ICICI Securities Ltd.	1,089	5,499
IDFC First Bank Ltd.(1)	14,704	4,307
IDFC Ltd.	18,066	3,416
IIFL Finance Ltd.	3,382	2,813
India Cements Ltd. (The)	2,690	4,484
Indiabulls Housing Finance Ltd.	5,114	8,331
Indiabulls Real Estate Ltd.(1)	5,663	3,188
Indiabulls Ventures Ltd.	4,561	4,256
Indian Hotels Co. Ltd. (The)	3,722	3,717
Indian Oil Corp. Ltd.	9,357	10,323
Indraprastha Gas Ltd.	747	4,651
Info Edge India Ltd.	188	6,681
Infosys Ltd., ADR	21,685	197,334
Inox Leisure Ltd.	1,813	4,934
InterGlobe Aviation Ltd.	474	6,047
Ipca Laboratories Ltd.	680	13,466

IRB Infrastructure Developers Ltd.(1)	4,609	3,707
Jindal Steel & Power Ltd.(1)	10,525	17,039
JM Financial Ltd.	5,686	4,832
JSW Energy Ltd.	5,368	2,838
JSW Steel Ltd.	12,244	29,816
Jubilant Foodworks Ltd.	1,020	22,334
Jubilant Life Sciences Ltd.	1,228	7,189
Just Dial Ltd.(1)	979	5,092
L&T Technology Services Ltd.	301	4,655
Larsen & Toubro Ltd.	1,517	18,774
LIC Housing Finance Ltd.	3,329	10,592
Lupin Ltd.	2,335	26,890
Mahanagar Gas Ltd.	423	5,449
Mahindra & Mahindra Financial Services Ltd.	7,450	13,715
Mahindra & Mahindra Ltd.	7,623	44,010
Manappuram Finance Ltd.	3,601	5,975
Marico Ltd.	5,270	23,974
Maruti Suzuki India Ltd.	477	35,402
Metropolis Healthcare Ltd.(1)	216	3,949
Mindtree Ltd.	902	10,689
MOIL Ltd.	2,822	4,753
Motherson Sumi Systems Ltd.	10,627	13,410
Motilal Oswal Financial Services Ltd.	657	4,527
Mphasis Ltd.	530	6,051
Natco Pharma Ltd.	1,718	13,148
National Aluminium Co. Ltd.	10,492	4,091
Nestle India Ltd.	158	36,747
Nippon Life India Asset Management Ltd.	1,267	4,301
NTPC Ltd.	17,986	23,303
Oil & Natural Gas Corp. Ltd.	6,053	6,694
Oil India Ltd.	5,015	5,631
Orient Electric Ltd.	1,553	3,469
Page Industries Ltd.	56	13,985
Petronet LNG Ltd.	6,885	22,974
Pfizer Ltd.	82	4,367
PI Industries Ltd.	292	5,936
Pidilite Industries Ltd.	239	4,646
Piramal Enterprises Ltd.	424	5,439
Polycab India Ltd.(1)	446	3,999
Power Finance Corp. Ltd.	10,140	10,058
Power Grid Corp. of India Ltd.	13,471	28,096
Prestige Estates Projects Ltd.	3,967	8,247
PVR Ltd.	284	3,384
Quess Corp. Ltd.(1)	585	1,705
Radico Khaitan Ltd.	1,230	5,394
Rajesh Exports Ltd.	1,625	10,478
Ramco Cements Ltd. (The)	615	4,922
RBL Bank Ltd.	5,920	9,495
REC Ltd.	11,155	13,107
Redington India Ltd.	3,999	4,592
Reliance Industries Ltd., GDR	4,686	181,199
SBI Life Insurance Co. Ltd.(1)	541	5,483
Shree Cement Ltd.	19	5,249
Shriram Transport Finance Co. Ltd.	1,310	9,933

Siemens Ltd.	636	9,183
SRF Ltd.	129	5,929
State Bank of India, GDR(1)	733	15,615
Strides Pharma Science Ltd.	949	5,028
Sun Pharmaceutical Industries Ltd.	2,827	17,788
Sunteck Realty Ltd.	990	2,072
Tata Chemicals Ltd.	1,558	6,322
Tata Consultancy Services Ltd.	3,688	96,209
Tata Motors Ltd., ADR(1)	6,831	39,005
Tata Power Co. Ltd. (The)	9,532	4,601
Tata Steel Ltd.	5,876	23,069
Tech Mahindra Ltd.	4,473	31,420
Titan Co. Ltd.	740	8,719
Torrent Power Ltd.	960	4,057
Trident Ltd.	68,002	4,109
Tube Investments of India Ltd.	929	4,519
UltraTech Cement Ltd.	513	26,526
Union Bank of India(1)	17,616	5,540
United Spirits Ltd.(1)	3,063	24,120
UPL Ltd.(1)	1,059	5,670
Vakrangee Ltd.	11,233	3,913
Varun Beverages Ltd.	712	5,946
Vedanta Ltd., ADR	8,580	41,870
Vodafone Idea Ltd.(1)	76,548	6,636
Welspun Corp. Ltd.	3,502	2,773
Wipro Ltd., ADR	8,383	27,748
Wockhardt Ltd.(1)	1,407	4,026
Yes Bank Ltd.	105,873	37,829
Zee Entertainment Enterprises Ltd.	2,790	6,816
		2,799,359
Indonesia — 1.6%
Ace Hardware Indonesia Tbk PT(1)	16,900	1,802
Adaro Energy Tbk PT	215,200	16,282
Agung Podomoro Land Tbk PT(1)	80,200	538
AKR Corporindo Tbk PT	38,600	6,217
Alam Sutera Realty Tbk PT(1)	59,300	431
Aneka Tambang Tbk(1)	31,700	1,164
Astra International Tbk PT	89,300	29,226
Bank Central Asia Tbk PT	26,400	46,971
Bank Mandiri Persero Tbk PT	155,400	47,689
Bank Negara Indonesia Persero Tbk PT	61,000	16,054
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	14,700	767
Bank Pembangunan Daerah Jawa Timur Tbk PT	24,900	833
Bank Rakyat Indonesia Persero Tbk PT	204,100	41,321
Bank Tabungan Negara Persero Tbk PT	27,700	1,445
Bank Tabungan Pensiunan Nasional Syariah Tbk PT	29,000	5,724
Barito Pacific Tbk PT(1)	75,800	7,026
Bukit Asam Tbk PT(1)	60,300	8,055
Bumi Serpong Damai Tbk PT(1)	24,500	1,065
Charoen Pokphand Indonesia Tbk PT	15,500	6,145
Ciputra Development Tbk PT	36,000	1,422
Erajaya Swasembada Tbk PT(1)	72,500	6,246
Global Mediacom Tbk PT(1)	53,600	695
Indah Kiat Pulp & Paper Corp Tbk PT	47,800	17,254

Indika Energy Tbk PT	12,700	558
Indo Tambangraya Megah Tbk PT	1,900	1,056
Indocement Tunggal Prakarsa Tbk PT(1)	1,500	1,246
Indofood CBP Sukses Makmur Tbk PT	13,800	7,709
Indofood Sukses Makmur Tbk PT	51,700	20,403
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	11,200	936
Jasa Marga Persero Tbk PT(1)	40,000	9,744
Kalbe Farma Tbk PT	66,400	6,444
Kresna Graha Investama Tbk PT(1)	28,000	132
Link Net Tbk PT(1)	9,300	1,544
Lippo Karawaci Tbk PT(1)	201,500	2,538
Matahari Department Store Tbk PT(1)	48,500	4,825
Medco Energi Internasional Tbk PT(1)	59,100	1,787
Media Nusantara Citra Tbk PT	116,000	6,784
Mitra Adiperkasa Tbk PT(1)	70,300	3,497
Pabrik Kertas Tjiwi Kimia Tbk PT	8,400	2,287
Pakuwon Jati Tbk PT	27,500	683
Panin Financial Tbk PT(1)	50,100	577
Perusahaan Gas Negara Tbk PT	38,500	2,273
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	14,800	702
PP Persero Tbk PT(1)	10,100	504
PT Adi Sarana Armada Tbk(1)	18,500	449
PT Bank Pan Indonesia Tbk(1)	16,900	857
PT Buana Lintas Lautan Tbk(1)	81,100	1,212
PT Buyung Poetra Sembada	17,000	792
PT Indosat Tbk(1)	13,500	1,870
PT Japfa Comfeed Indonesia Tbk(1)	78,400	4,844
PT Malindo Feedmill Tbk	13,400	465
PT Ramayana Lestari Sentosa Tbk	13,500	529
PT Rimo International Lestari Tbk(1)	329,900	1,129
PT Selamat Sempurna Tbk	68,200	5,000
PT Surya Esa Perkasa Tbk(1)	52,700	535
Puradelta Lestari Tbk PT	105,100	1,009
Salim Ivomas Pratama Tbk PT(1)	44,700	620
Sawit Sumbermas Sarana Tbk PT	103,500	5,920
Semen Indonesia Persero Tbk PT	16,500	11,096
Siloam International Hospitals Tbk PT(1)	2,000	750
Sri Rejeki Isman Tbk PT	54,600	531
Summarecon Agung Tbk PT	14,200	451
Surya Citra Media Tbk PT	114,900	7,892
Surya Semesta Internusa Tbk PT	20,600	441
Telekomunikasi Indonesia Persero Tbk PT, ADR	2,605	55,617
Tower Bersama Infrastructure Tbk PT	32,500	2,366
Tunas Baru Lampung Tbk PT	24,900	851
Unilever Indonesia Tbk PT	39,200	20,848
United Tractors Tbk PT	16,200	17,456
Waskita Beton Precast Tbk PT	48,300	501
Waskita Karya Persero Tbk PT(1)	11,200	469
Wijaya Karya Persero Tbk PT(1)	60,800	4,539
XL Axiata Tbk PT(1)	48,600	8,638
		498,278
Malaysia — 2.2%
7-Eleven Malaysia Holdings Bhd, Class B	3,000	899
Aeon Co. M Bhd	5,500	1,284

AEON Credit Service M Bhd	500	1,036
AirAsia Group Bhd	8,300	1,322
Alliance Bank Malaysia Bhd	11,900	5,751
AMMB Holdings Bhd	15,600	11,399
ATA IMS Bhd	2,900	669
Axiata Group Bhd	10,300	9,023
Berjaya Corp. Bhd(1)	17,400	757
Berjaya Sports Toto Bhd	7,400	3,753
Bermaz Auto Bhd	4,200	1,210
Bumi Armada Bhd(1)	18,600	909
Bursa Malaysia Bhd	700	1,234
Carlsberg Brewery Malaysia Bhd	1,700	11,327
CIMB Group Holdings Bhd	25,100	21,820
Coastal Contracts Bhd(1)	3,400	534
D&O Green Technologies Bhd	5,600	848
Dagang NeXchange Bhd	15,500	698
Datasonic Group Bhd	14,100	4,925
Dayang Enterprise Holdings Bhd(1)	2,900	859
Dialog Group Bhd	20,700	19,025
DiGi.Com Bhd	15,500	16,247
DRB-Hicom Bhd	5,900	2,248
Dufu Technology Corp. Bhd	1,400	1,586
Econpile Holdings Bhd	5,500	800
Ekovest Bhd	9,600	1,331
FGV Holdings Bhd(1)	40,300	9,481
Fraser & Neave Holdings Bhd	900	6,746
Frontken Corp. Bhd	3,300	1,854
Gamuda Bhd	25,500	22,921
Genting Bhd	13,600	12,549
Genting Malaysia Bhd	21,500	11,503
Genting Plantations Bhd	300	692
Globetronics Technology Bhd	12,200	5,515
Hai-O Enterprise Bhd	2,000	861
HAP Seng Consolidated Bhd	500	864
Hartalega Holdings Bhd	5,700	16,460
Hengyuan Refining Co. Bhd(1)	1,000	805
Hibiscus Petroleum Bhd(1)	7,000	907
Hong Leong Bank Bhd	2,200	6,897
Hong Leong Financial Group Bhd	300	925
Hong Leong Industries Bhd	400	768
IHH Healthcare Bhd	4,300	5,392
IJM Corp. Bhd	18,600	8,245
Inari Amertron Bhd	26,100	8,983
IOI Corp. Bhd	7,800	8,188
JAKS Resources Bhd(1)	4,300	880
Jaya Tiasa Holdings Bhd(1)	5,700	672
Kossan Rubber Industries	5,800	11,624
KPJ Healthcare Bhd	33,800	6,960
KSL Holdings Bhd(1)	5,500	843
Kuala Lumpur Kepong Bhd	400	2,034
Land & General Bhd	29,900	691
LBS Bina Group Bhd	8,700	742
Leong Hup International Bhd	5,600	800
Lii Hen Industries Bhd	1,400	704

Lotte Chemical Titan Holding Bhd	1,900	1,062
Mah Sing Group Bhd	6,700	719
Malakoff Corp. Bhd	6,800	1,382
Malayan Banking Bhd	9,300	16,064
Malaysia Airports Holdings Bhd	5,100	5,889
Malaysia Building Society Bhd	5,500	837
Malaysia Marine and Heavy Engineering Holdings Bhd(1)	4,700	521
Malaysian Pacific Industries Bhd	2,600	6,594
Malaysian Resources Corp. Bhd	9,900	1,279
Matrix Concepts Holdings Bhd	12,200	4,777
Maxis Bhd	12,000	14,599
Media Prima Bhd(1)	15,000	536
Mega First Corp. Bhd	2,100	3,239
MISC Bhd	5,500	10,525
MKH Bhd	2,900	756
MMC Corp. Bhd	5,600	1,123
Muhibbah Engineering M Bhd	2,000	411
My EG Services Bhd	3,700	1,153
Naim Holdings Bhd(1)	4,300	642
Nestle Malaysia Bhd	300	9,582
OCK Group Bhd(1)	7,100	860
OSK Holdings Bhd	6,600	1,284
Padini Holdings Bhd	2,100	1,187
Paramount Corp. Bhd	3,400	658
Pentamaster Corp. Bhd(1)	6,200	7,355
Perak Transit Bhd	16,700	732
Petronas Chemicals Group Bhd	8,100	11,759
Petronas Dagangan Bhd	2,100	11,297
Petronas Gas Bhd	2,500	10,954
Poh Huat Resources Holdings Bhd	2,800	646
PPB Group Bhd	1,800	7,203
Press Metal Aluminium Holdings Bhd	1,700	1,479
Public Bank Bhd	8,200	27,696
QL Resources Bhd	1,500	3,477
Ranhill Holdings Bhd	3,700	828
RHB Bank Bhd	11,400	12,552
Sam Engineering & Equipment M Bhd	600	720
Sapura Energy Bhd(1)	43,200	949
Sarawak Oil Palms Bhd	1,400	1,041
Scientex Bhd	4,100	7,820
Serba Dinamik Holdings Bhd	4,000	1,489
Sime Darby Bhd	16,800	8,092
Sime Darby Plantation Bhd	2,900	3,318
Sime Darby Property Bhd	5,400	845
SKP Resources Bhd	5,100	1,271
SP Setia Bhd Group	3,200	705
Sunway Bhd	27,600	8,527
Sunway Construction Group Bhd	11,200	4,860
Supermax Corp. Bhd(1)	18,067	32,099
Syarikat Takaful Malaysia Keluarga Bhd	1,400	1,385
Ta Ann Holdings Bhd	1,700	933
TA Enterprise Bhd	7,300	823
Taliworks Corp. Bhd	23,700	4,530
Telekom Malaysia Bhd	11,200	10,914

Tenaga Nasional Bhd	19,400	50,387
Thong Guan Industries Bhd	1,200	992
TIME dotCom Bhd	4,000	9,818
Top Glove Corp. Bhd	6,500	19,914
Tropicana Corp. Bhd(1)	4,600	918
Uchi Technologies Bhd	1,500	867
UEM Sunrise Bhd(1)	6,800	754
Unisem M Bhd	13,300	6,170
UOA Development Bhd	13,700	5,683
Velesto Energy Bhd(1)	22,900	821
ViTrox Corp. Bhd	600	1,190
Vizione Holdings Bhd(1)	5,100	434
VS Industry Bhd	33,400	6,828
Wah Seong Corp. Bhd	4,120	530
WCT Holdings Bhd(1)	7,300	901
Westports Holdings Bhd	8,400	7,731
Yinson Holdings Bhd	700	904
YTL Corp. Bhd	26,900	6,451
		671,271
Mexico — 2.1%
Alfa SAB de CV, Series A	35,200	18,668
Alsea SAB de CV(1)	4,700	3,966
America Movil SAB de CV, Class L ADR	5,200	68,952
Arca Continental SAB de CV	2,200	9,825
Banco del Bajio SA(1)	8,200	7,477
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	1,644	5,327
Bolsa Mexicana de Valores SAB de CV	4,400	8,483
Cemex SAB de CV, ADR	708	1,699
Coca-Cola Femsa SAB de CV	4,700	20,687
Consorcio ARA SAB de CV	4,900	555
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	2,081	10,405
Corp. Inmobiliaria Vesta SAB de CV	8,600	11,747
Credito Real SAB de CV SOFOM ER(1)	1,900	1,015
El Puerto de Liverpool SAB de CV, Class C1	600	1,499
Fomento Economico Mexicano SAB de CV, ADR	319	21,600
Genomma Lab Internacional SAB de CV, Class B(1)	12,200	11,240
Gentera SAB de CV	18,400	7,667
Gruma SAB de CV, B Shares	2,065	20,488
Grupo Aeromexico SAB de CV(1)	10,056	2,834
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(1)	694	24,464
Grupo Aeroportuario del Pacifico SAB de CV, ADR	336	22,314
Grupo Aeroportuario del Sureste SAB de CV, ADR	122	12,648
Grupo Bimbo SAB de CV, Series A	5,100	7,976
Grupo Carso SAB de CV	1,200	2,775
Grupo Cementos de Chihuahua SAB de CV	3,100	11,104
Grupo Comercial Chedraui SA de CV	1,300	1,601
Grupo Financiero Banorte SAB de CV	16,700	50,873
Grupo Financiero Inbursa SAB de CV(1)	20,800	14,220
Grupo GICSA SAB de CV(1)	8,000	1,108
Grupo Industrial Saltillo SAB de CV(1)	1,800	1,368
Grupo Mexico SAB de CV, Series B	22,700	48,902
Grupo Rotoplas SAB de CV(1)	1,749	1,037
Grupo Televisa SAB, ADR(1)	4,505	26,580
Grupo Traxion SAB de CV(1)	1,500	827

Hoteles City Express SAB de CV(1)	1,300	340
Industrias Bachoco SAB de CV	700	2,143
Industrias Penoles SAB de CV	1,920	18,157
Infraestructura Energetica Nova SAB de CV	4,000	11,400
Kimberly-Clark de Mexico SAB de CV, A Shares	13,900	21,639
La Comer SAB de CV	2,600	3,192
Megacable Holdings SAB de CV	6,100	18,431
Nemak SAB de CV	5,900	1,304
Orbia Advance Corp. SAB de CV	9,600	13,953
Promotora y Operadora de Infraestructura SAB de CV(1)	1,600	12,087
Qualitas Controladora SAB de CV	3,400	13,643
Regional SAB de CV(1)	5,500	15,331
Telesites SAB de CV(1)	23,900	15,445
Unifin Financiera SAB de CV(1)	700	508
Wal-Mart de Mexico SAB de CV	14,300	35,791
		645,295
Peru — 0.3%
Cia de Minas Buenaventura SAA, ADR	2,742	21,525
Credicorp Ltd.	294	40,519
Southern Copper Corp.	567	20,582
		82,626
Philippines — 0.9%
Aboitiz Equity Ventures, Inc.	11,600	9,840
Aboitiz Power Corp.	12,100	6,649
Alliance Global Group, Inc.(1)	44,700	5,302
Ayala Corp.	870	12,831
Ayala Land, Inc.	15,500	9,678
Ayalaland Logistics Holdings Corp.(1)	17,000	531
Bank of the Philippine Islands	6,330	8,302
BDO Unibank, Inc.	9,240	18,305
Cebu Air, Inc.	6,390	4,552
Century Pacific Food, Inc.	6,000	1,776
Chelsea Logistics and Infrastructure Holdings Corp.(1)	9,200	566
Cosco Capital, Inc.	51,700	4,933
D&L Industries, Inc.	40,800	3,668
DMCI Holdings, Inc.	71,300	5,556
DoubleDragon Properties Corp.(1)	2,700	855
East West Banking Corp.(1)	5,400	649
EEI Corp.	5,000	441
Filinvest Land, Inc.(1)	41,000	729
First Gen Corp.(1)	22,300	8,992
Ginebra San Miguel, Inc.	1,300	775
Global Ferronickel Holdings, Inc.(1)	35,000	505
Globe Telecom, Inc.	260	11,720
GT Capital Holdings, Inc.	720	5,510
Integrated Micro-Electronics, Inc.(1)	6,600	709
International Container Terminal Services, Inc.	6,410	11,118
JG Summit Holdings, Inc.	9,010	8,700
Jollibee Foods Corp.	2,450	5,275
Manila Electric Co.	1,270	7,105
Manila Water Co., Inc.	2,800	621
Max's Group, Inc.	4,100	449
Megaworld Corp.	99,000	5,581
Metro Pacific Investments Corp.	166,000	9,489

Metropolitan Bank & Trust Co.	15,720	10,919
Nickel Asia Corp.	18,000	540
Petron Corp.	75,000	4,180
Pilipinas Shell Petroleum Corp.(1)	1,600	541
PLDT, Inc., ADR	598	14,615
Puregold Price Club, Inc.	11,900	10,824
Robinsons Land Corp.	20,700	6,050
Robinsons Retail Holdings, Inc.	3,900	5,218
Security Bank Corp.	3,090	4,993
Semirara Mining & Power Corp.	25,000	5,444
SM Investments Corp.(1)	545	9,755
SM Prime Holdings, Inc.(1)	8,100	4,774
Universal Robina Corp.	4,080	10,481
Vista Land & Lifescapes, Inc.	13,800	887
Wilcon Depot, Inc.	17,100	5,094
		266,027
Poland — 0.9%
Alior Bank SA(1)	357	1,281
AmRest Holdings SE(1)	1,309	8,617
Asseco Poland SA	388	7,075
Bank Millennium SA(1)	6,136	3,818
Bank Polska Kasa Opieki SA	515	6,780
CCC SA	89	1,081
CD Projekt SA(1)	133	13,462
Ciech SA(1)	710	6,709
Cyfrowy Polsat SA	1,265	8,218
Dino Polska SA(1)	342	15,634
Enea SA(1)	1,082	1,584
Eurocash SA(1)	1,467	6,710
Famur SA	6,958	4,301
Grupa Azoty SA(1)	224	1,742
Grupa Lotos SA	431	6,433
Jastrzebska Spolka Weglowa SA	271	1,124
KGHM Polska Miedz SA(1)	1,569	33,967
KRUK SA	388	9,716
LPP SA	10	17,137
Lubelski Wegiel Bogdanka SA(1)	109	532
mBank SA(1)	58	3,127
Neuca SA	24	3,062
Orange Polska SA(1)	8,940	14,583
PGE Polska Grupa Energetyczna SA(1)	892	1,081
PKP Cargo SA	196	591
PLAY Communications SA	1,373	9,777
Polski Koncern Naftowy ORLEN SA	1,086	18,163
Polskie Gornictwo Naftowe i Gazownictwo SA	10,706	11,271
Powszechna Kasa Oszczednosci Bank Polski SA	2,643	14,758
Powszechny Zaklad Ubezpieczen SA	2,097	15,661
Santander Bank Polska SA(1)	121	4,912
Tauron Polska Energia SA(1)	17,464	5,398
Warsaw Stock Exchange	465	4,744
		263,049
Russia — 3.0%
Gazprom PJSC, ADR	17,494	97,833

Globaltrans Investment plc, GDR	3,179	17,645
LUKOIL PJSC, ADR	3,238	241,998
Magnit PJSC, GDR	4,635	53,149
Mail.ru Group Ltd., GDR(1)	87	1,557
MMC Norilsk Nickel PJSC, ADR	4,198	132,361
Mobile TeleSystems PJSC, ADR	3,266	29,035
Novatek PJSC, GDR	188	27,359
Novolipetsk Steel PJSC, GDR	1,958	37,863
O'Key Group SA, GDR	1,578	1,261
PhosAgro PJSC, GDR	1,391	19,232
Ros Agro plc, GDR	125	1,164
Rosneft Oil Co. PJSC, GDR	4,005	21,015
Sberbank of Russia PJSC, ADR (London)	6,710	76,275
Severstal PAO, GDR	1,564	20,624
Tatneft PJSC, ADR	1,814	82,241
TMK PJSC, GDR	2,869	9,476
VTB Bank PJSC, GDR	24,790	24,547
X5 Retail Group NV, GDR	529	15,614
		910,249
South Africa — 4.2%
Absa Group Ltd.	5,563	25,846
Adcock Ingram Holdings Ltd.	305	758
Advtech Ltd.	12,737	4,314
AECI Ltd.	1,697	7,002
African Oxygen Ltd.	915	862
African Rainbow Minerals Ltd.	1,302	12,662
Afrimat Ltd.	756	1,337
Alexander Forbes Group Holdings Ltd.	4,775	1,090
Anglo American Platinum Ltd.	238	15,157
AngloGold Ashanti Ltd., ADR	3,220	79,083
Aspen Pharmacare Holdings Ltd.(1)	4,101	32,702
Astral Foods Ltd.	723	6,366
AVI Ltd.	3,350	13,804
Balwin Properties Ltd.	4,197	681
Barloworld Ltd.	1,806	6,981
Bid Corp. Ltd.	1,813	25,648
Bidvest Group Ltd. (The)	2,298	19,964
Blue Label Telecoms Ltd.(1)	5,048	729
Brait SE(1)	4,194	626
Capitec Bank Holdings Ltd.	267	12,982
Cashbuild Ltd.	488	3,255
City Lodge Hotels Ltd.	189	243
Clicks Group Ltd.(1)	1,996	26,561
Coronation Fund Managers Ltd.	3,377	7,387
Curro Holdings Ltd.	896	377
DataTec Ltd.	6,090	8,896
Dis-Chem Pharmacies Ltd.	4,130	4,355
Discovery Ltd.	2,815	15,834
DRDGOLD Ltd.	20,138	20,174
EOH Holdings Ltd.(1)	1,194	205
EPP NV	3,537	1,243
Exxaro Resources Ltd.	3,352	23,758
Famous Brands Ltd.	293	577
FirstRand Ltd.	15,868	36,437

Foschini Group Ltd. (The)	2,633	9,406
Gold Fields Ltd., ADR	9,385	72,452
Harmony Gold Mining Co. Ltd., ADR(1)	8,375	27,889
Impala Platinum Holdings Ltd.	7,480	50,193
Imperial Logistics Ltd.	426	946
Investec Ltd.	3,260	5,676
JSE Ltd.	799	5,463
KAP Industrial Holdings Ltd.	44,978	5,547
Kumba Iron Ore Ltd.	679	18,358
Lewis Group Ltd.	508	425
Liberty Holdings Ltd.	2,210	7,844
Life Healthcare Group Holdings Ltd.	14,356	15,071
Massmart Holdings Ltd.(1)	2,982	3,640
Metair Investments Ltd.(1)	1,914	1,474
MiX Telematics Ltd., ADR	83	710
Momentum Metropolitan Holdings	18,542	18,268
Motus Holdings Ltd.(1)	4,714	7,516
Mpact Ltd.	965	509
Mr Price Group Ltd.	2,425	18,160
MTN Group Ltd.	8,228	25,410
MultiChoice Group(1)	3,427	16,926
Murray & Roberts Holdings Ltd.	1,453	342
Nampak Ltd.(1)	4,076	268
Naspers Ltd., N Shares ADR	4,351	143,017
Nedbank Group Ltd.	3,003	16,996
NEPI Rockcastle plc	2,475	12,771
Netcare Ltd.	24,526	19,951
Ninety One Ltd.(1)	573	1,422
Northam Platinum Ltd.(1)	2,554	16,039
Oceana Group Ltd.	464	1,540
Old Mutual Ltd.	31,053	19,941
Omnia Holdings Ltd.(1)	2,481	2,128
Pepkor Holdings Ltd.	8,240	5,647
Peregrine Holdings Ltd.	1,307	1,353
Pick n Pay Stores Ltd.	3,941	12,022
PPC Ltd.(1)	7,668	301
Rand Merchant Investment Holdings Ltd.	8,384	13,020
Raubex Group Ltd.	1,373	1,451
Remgro Ltd.	3,757	29,825
Reunert Ltd.	3,156	7,847
RFG Holdings Ltd.	1,040	882
RMB Holdings Ltd.	6,185	18,716
Royal Bafokeng Platinum Ltd.(1)	876	1,755
Sanlam Ltd.	7,841	25,337
Sappi Ltd.(1)	7,891	11,425
Sasol Ltd., ADR(1)	3,697	19,003
Shoprite Holdings Ltd.	5,291	31,175
Sibanye Stillwater Ltd., ADR(1)	3,129	22,967
SPAR Group Ltd. (The)	1,587	15,872
Standard Bank Group Ltd.	5,794	33,672
Sun International Ltd.(1)	488	232
Super Group Ltd.(1)	5,448	5,302
Telkom SA SOC Ltd.	1,510	1,549
Tiger Brands Ltd.	1,491	13,370

Trencor Ltd.	1,689	767
Truworths International Ltd.	1,793	3,214
Tsogo Sun Gaming Ltd.	3,616	442
Tsogo Sun Hotels Ltd.(1)	3,866	332
Vodacom Group Ltd.	3,008	21,697
Wilson Bayly Holmes-Ovcon Ltd.	577	3,155
Woolworths Holdings Ltd.	3,379	5,589
Zeder Investments Ltd.	8,750	938
		1,273,051
South Korea — 13.3%
Advanced Process Systems Corp.	181	3,687
AfreecaTV Co. Ltd.	68	3,243
Alteogen, Inc.(1)	60	11,749
Amorepacific Corp.	128	16,927
AMOREPACIFIC Group	58	2,718
Aprogen KIC, Inc.(1)	437	1,078
Aprogen pharmaceuticals, Inc.(1)	724	1,171
Asiana Airlines, Inc.(1)	1,097	3,593
BGF retail Co. Ltd.	80	10,820
BH Co. Ltd.(1)	157	2,221
Binex Co. Ltd.(1)	410	4,135
BNK Financial Group, Inc.	3,562	14,657
Boditech Med, Inc.	309	5,516
Celltrion Healthcare Co. Ltd.(1)	96	7,059
Celltrion, Inc.(1)	259	44,796
Cheil Worldwide, Inc.	192	2,583
Chong Kun Dang Pharmaceutical Corp.	53	4,051
Chongkundang Holdings Corp.	42	4,059
CJ CheilJedang Corp.	131	31,498
CJ Corp.	193	14,362
CJ ENM Co. Ltd.	152	14,904
CJ Logistics Corp.(1)	123	16,010
Com2uSCorp	44	3,774
Cosmax, Inc.	83	5,952
Coway Co. Ltd.	251	13,533
COWELL FASHION Co. Ltd.	866	4,101
CS Wind Corp.	229	7,751
Cuckoo Homesys Co. Ltd.	216	7,071
Daea TI Co. Ltd.	824	3,904
Daelim Industrial Co. Ltd.	496	37,067
Daesang Corp.	518	10,525
Daewoo Engineering & Construction Co. Ltd.(1)	1,018	3,159
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(1)	196	3,464
Daishin Securities Co. Ltd.	202	1,619
Daou Data Corp.	673	7,495
Daou Technology, Inc.	207	3,068
Dawonsys Co. Ltd.	551	7,053
DB HiTek Co. Ltd.	807	18,710
DB Insurance Co. Ltd.	540	18,967
DGB Financial Group, Inc.	1,923	8,193
Dong-A Socio Holdings Co. Ltd.	49	3,563
Dong-A ST Co. Ltd.	58	4,075
Dongjin Semichem Co. Ltd.	597	8,666
DongKook Pharmaceutical Co. Ltd.	83	6,473

Dongkuk Steel Mill Co. Ltd.(1)	483	1,666
Dongsuh Cos., Inc.	282	3,807
Dongwon Development Co. Ltd.	641	1,871
Dongwon Industries Co. Ltd.	40	7,313
Doosan Infracore Co. Ltd.(1)	985	4,152
DoubleUGames Co. Ltd.	96	5,200
Douzone Bizon Co. Ltd.	61	5,927
E-MART, Inc.	155	14,240
Eo Technics Co. Ltd.	17	1,211
Eugene Corp.	974	3,138
F&F Co. Ltd.	96	7,736
Feelux Co. Ltd.(1)	311	1,238
Fila Holdings Corp.	91	2,837
Genexine Co. Ltd.(1)	81	4,929
Grand Korea Leisure Co. Ltd.	242	2,922
Green Cross Corp.	41	4,692
GS Engineering & Construction Corp.	788	18,233
GS Holdings Corp.	809	24,693
GS Retail Co. Ltd.	446	15,373
Halla Holdings Corp.	152	3,906
Hana Financial Group, Inc.	3,628	87,508
Hana Tour Service, Inc.	48	1,578
Handsome Co. Ltd.	74	1,812
Hanjin Heavy Industries & Construction Co. Ltd.(1)	1,530	7,202
Hanjin Kal Corp.	187	13,060
Hanjin Transportation Co. Ltd.	119	5,174
Hankook Tire & Technology Co. Ltd.	672	12,766
Hanmi Pharm Co. Ltd.	25	4,796
Hanon Systems	1,480	11,664
Hansae Co. Ltd.	542	5,839
Hansol Chemical Co. Ltd.	45	3,554
Hansol Paper Co. Ltd.	319	3,732
Hansol Technics Co. Ltd.(1)	511	3,016
Hanwha Aerospace Co. Ltd.(1)	134	2,641
Hanwha Corp.	628	10,230
Hanwha General Insurance Co. Ltd.(1)	2,607	4,866
Hanwha Investment & Securities Co. Ltd.(1)	1,230	1,715
Hanwha Life Insurance Co. Ltd.	1,969	2,433
Hanwha Solutions Corp.	2,090	27,368
Harim Holdings Co. Ltd.	345	1,983
HDC Hyundai Development Co-Engineering & Construction, E Shares	178	2,875
Helixmith Co. Ltd.(1)	88	4,460
Hite Jinro Co. Ltd.	419	12,211
HLB Life Science Co. Ltd.(1)	239	3,582
HLB, Inc.(1)	51	4,670
HMM Co. Ltd.(1)	1,519	5,813
Hotel Shilla Co. Ltd.	319	20,515
HS Industries Co. Ltd.	758	5,198
Huchems Fine Chemical Corp.	426	5,828
Hugel, Inc.(1)	15	4,482
Huons Co. Ltd.	108	4,246
Hyosung Advanced Materials Corp.(1)	16	1,079
Hyosung Corp.	57	3,106
Hyundai Bioscience Co. Ltd.(1)	161	1,429

Hyundai Construction Equipment Co. Ltd.(1)	148	2,328
Hyundai Department Store Co. Ltd.	221	11,452
Hyundai Electric & Energy System Co. Ltd.(1)	591	3,961
Hyundai Elevator Co. Ltd.	275	14,098
Hyundai Engineering & Construction Co. Ltd.	375	10,392
Hyundai Glovis Co. Ltd.	133	12,170
Hyundai Heavy Industries Holdings Co. Ltd.	69	15,132
Hyundai Home Shopping Network Corp.	76	4,121
Hyundai Livart Furniture Co. Ltd.	429	4,861
Hyundai Marine & Fire Insurance Co. Ltd.	814	15,964
Hyundai Mipo Dockyard Co. Ltd.	101	2,784
Hyundai Mobis Co. Ltd.	222	35,619
Hyundai Motor Co.	861	68,364
Hyundai Steel Co.	167	2,957
Hyundai Wia Corp.	94	2,850
ICD Co. Ltd.	248	3,059
Iljin Materials Co. Ltd.	112	4,236
Ilyang Pharmaceutical Co. Ltd.	116	4,505
iMarketKorea, Inc.	532	4,612
Industrial Bank of Korea	2,016	13,521
Innocean Worldwide, Inc.	122	5,110
Innox Advanced Materials Co. Ltd.(1)	160	4,835
Inscobee, Inc.(1)	756	1,462
Insun ENT Co. Ltd.(1)	580	4,020
Interflex Co. Ltd.(1)	276	2,270
IS Dongseo Co. Ltd.	141	3,519
JB Financial Group Co. Ltd.	3,642	14,006
Jeil Pharmaceutical Co. Ltd.	24	743
Jejuair Co. Ltd.(1)	113	1,738
Jusung Engineering Co. Ltd.	892	3,902
JW Holdings Corp.	377	1,618
JW Pharmaceutical Corp.	299	8,391
JYP Entertainment Corp.	645	11,965
Kakao Corp.	175	37,342
Kangwon Land, Inc.	467	9,151
KB Financial Group, Inc., ADR	1,730	47,315
KC Co. Ltd.	241	3,584
KC Tech Co. Ltd.	253	4,174
KCC Corp.	80	9,302
KCC Glass Corp.(1)	16	398
KEPCO Plant Service & Engineering Co. Ltd.	121	3,021
Kginicis Co. Ltd.	423	7,977
Kia Motors Corp.	1,832	50,844
KIWOOM Securities Co. Ltd.	185	11,815
Koh Young Technology, Inc.	46	3,480
Kolmar BNH Co. Ltd.	169	5,533
Kolmar Korea Co. Ltd.	104	3,645
Kolmar Korea Holdings Co. Ltd.	244	4,448
Kolon Industries, Inc.	95	2,555
Komipharm International Co. Ltd.(1)	185	2,767
Korea Aerospace Industries Ltd.	557	11,443
Korea Electric Power Corp., ADR(1)	2,740	24,085
Korea Gas Corp.	430	10,398
Korea Information & Communications Co. Ltd.(1)	595	4,810

Korea Investment Holdings Co. Ltd.	482	20,601
Korea Line Corp.(1)	210	2,943
Korea Petrochemical Ind Co. Ltd.	26	2,739
Korea Real Estate Investment & Trust Co. Ltd.	2,088	3,134
Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	148	10,895
Korea United Pharm, Inc.	247	3,912
Korea Zinc Co. Ltd.	42	12,846
Korean Air Lines Co. Ltd.(1)	787	13,199
Korean Reinsurance Co.	545	3,259
KT Skylife Co. Ltd.	727	4,728
Kumho Petrochemical Co. Ltd.	283	16,241
Kumho Tire Co., Inc.(1)	1,542	3,675
Kwang Dong Pharmaceutical Co. Ltd.	671	3,918
Kyobo Securities Co. Ltd.	138	762
Kyung Dong Navien Co. Ltd.	141	4,404
LEENO Industrial, Inc.	24	1,882
LegoChem Biosciences, Inc.(1)	100	4,169
LG Chem Ltd.	440	139,278
LG Corp.	313	16,001
LG Display Co. Ltd., ADR(1)	2,486	10,541
LG Electronics, Inc.	1,303	62,573
LG Hausys Ltd.	118	6,514
LG Household & Health Care Ltd.	50	55,426
LG Innotek Co. Ltd.	289	34,547
LG International Corp.	711	9,020
LG Uplus Corp.	3,397	36,153
Lotte Chemical Corp.	69	10,513
Lotte Chilsung Beverage Co. Ltd.	28	2,346
Lotte Corp.	231	6,415
LOTTE Fine Chemical Co. Ltd.	103	3,157
Lotte Shopping Co. Ltd.	119	8,580
Lotte Tour Development Co. Ltd.(1)	388	4,313
LS Corp.	268	8,114
LS Electric Co. Ltd.	313	11,551
Mando Corp.	617	13,333
Mcnex Co. Ltd.	325	8,429
MegaStudyEdu Co. Ltd.	209	6,612
Meritz Financial Group, Inc.	383	3,114
Meritz Fire & Marine Insurance Co. Ltd.	1,106	13,026
Meritz Securities Co. Ltd.	3,333	8,869
Mirae Asset Daewoo Co. Ltd.	2,022	10,114
Mirae Asset Life Insurance Co. Ltd.	2,237	5,521
NAVER Corp.	611	111,827
NCSoft Corp.	52	33,252
Neowiz(1)	283	5,043
NEPES Corp.	356	9,384
Netmarble Corp.(1)	56	4,179
NH Investment & Securities Co. Ltd.	357	2,814
NHN Corp.(1)	94	6,642
NHN KCP Corp.	307	13,089
NICE Holdings Co. Ltd.	459	8,101
NICE Information Service Co. Ltd.	536	7,910
NongShim Co. Ltd.	22	5,607
OCI Co. Ltd.(1)	74	2,363

Orion Corp/Republic of Korea	69	7,368
Orion Holdings Corp.	171	1,946
Osstem Implant Co. Ltd.(1)	144	3,642
Pan Ocean Co. Ltd.(1)	1,048	3,036
Partron Co. Ltd.	1,065	7,381
Pearl Abyss Corp.(1)	25	4,134
PI Advanced Materials Co. Ltd.	430	10,975
Poongsan Corp.	487	7,814
POSCO, ADR	2,817	103,975
POSCO Chemical Co. Ltd.	149	6,702
Posco International Corp.	743	9,631
Pulmuone Co. Ltd.	627	7,843
RFHIC Corp.	133	3,878
S&T Motiv Co. Ltd.	205	6,640
S-1 Corp.	175	13,192
S-Oil Corp.	200	11,454
Samchully Co. Ltd.	65	3,421
Samjin Pharmaceutical Co. Ltd.	249	5,583
Samsung Biologics Co. Ltd.(1)	30	15,100
Samsung C&T Corp.	341	27,364
Samsung Card Co. Ltd.	109	2,608
Samsung Electro-Mechanics Co. Ltd.	619	62,698
Samsung Electronics Co. Ltd., GDR	814	839,168
Samsung Engineering Co. Ltd.(1)	1,675	16,437
Samsung Fire & Marine Insurance Co. Ltd.	317	46,822
Samsung Heavy Industries Co. Ltd.(1)	655	2,557
Samsung Life Insurance Co. Ltd.	226	8,366
Samsung SDI Co. Ltd.	179	52,071
Samsung SDS Co. Ltd.	90	13,883
Samsung Securities Co. Ltd.	572	12,952
Samwha Capacitor Co. Ltd.	200	8,708
Samyang Foods Co. Ltd.	51	4,893
Sangsangin Co. Ltd.	878	5,424
Seah Besteel Corp.	93	732
Seegene, Inc.	123	11,599
Seoul Semiconductor Co. Ltd.	725	8,164
SFA Engineering Corp.	105	3,010
SFA Semicon Co. Ltd.(1)	2,124	9,514
Shinhan Financial Group Co. Ltd., ADR	1,736	42,532
Shinsegae International, Inc.	26	4,112
Shinsegae, Inc.	89	17,669
SK Chemicals Co. Ltd.	169	12,570
SK Discovery Co. Ltd.	88	2,021
SK Holdings Co. Ltd.	281	54,422
SK Hynix, Inc.	1,965	129,745
SK Innovation Co. Ltd.	234	22,482
SK Materials Co. Ltd.	25	3,281
SK Networks Co. Ltd.	3,102	13,033
SK Securities Co. Ltd.	8,304	4,289
SK Telecom Co. Ltd., ADR	1,606	30,916
SKC Co. Ltd.	96	4,443
SM Entertainment Co. Ltd.(1)	126	2,656
Soulbrain Co. Ltd.	184	12,035
Studio Dragon Corp.(1)	61	3,766

Taeyoung Engineering & Construction Co. Ltd.	803	10,084
TES Co. Ltd.	187	3,425
Tokai Carbon Korea Co. Ltd.	67	4,528
Tongyang Life Insurance Co. Ltd.	1,989	4,727
Tongyang, Inc.	3,527	4,083
Toptec Co. Ltd.	247	4,613
Value Added Technology Co. Ltd.	38	692
Vieworks Co. Ltd.	33	894
Webzen, Inc.(1)	493	7,324
Winix, Inc.	64	1,089
WiSoL Co. Ltd.	429	3,841
Wonik Materials Co. Ltd.	174	3,333
Woongjin Thinkbig Co. Ltd.	2,317	4,509
Woori Financial Group, Inc.	5,056	37,397
Youngone Corp.	199	4,942
Yuanta Securities Korea Co. Ltd.(1)	1,036	2,239
Yuhan Corp.	95	3,987
		4,045,129
Taiwan — 14.3%
A-DATA Technology Co. Ltd.	2,000	3,638
Ability Enterprise Co. Ltd.	2,000	794
AcBel Polytech, Inc.	2,000	1,361
Accton Technology Corp.	1,000	8,056
Ace Pillar Co. Ltd.	2,000	1,368
Acer, Inc.	3,000	1,635
ACES Electronic Co. Ltd.	2,000	1,629
Acter Group Corp. Ltd.	1,000	6,934
Advanced International Multitech Co. Ltd.	1,000	1,120
Advantech Co. Ltd.	1,000	9,905
Airmate Cayman International Co. Ltd.(1)	1,000	877
Airtac International Group	1,000	17,187
Alchip Technologies Ltd.	1,000	9,997
Allis Electric Co. Ltd.	2,000	1,428
Alltek Technology Corp.	2,000	1,350
Alltop Technology Co. Ltd.	2,000	6,455
Alpha Networks, Inc.(1)	7,000	6,194
Altek Corp.	2,000	1,614
Amazing Microelectronic Corp.	1,000	2,776
Ampire Co. Ltd.	2,000	1,457
AMPOC Far-East Co. Ltd.	2,000	2,309
AmTRAN Technology Co. Ltd.(1)	3,000	723
Apacer Technology, Inc.	1,000	1,653
APCB, Inc.	2,000	1,408
Apex International Co. Ltd.	4,000	9,162
Arcadyan Technology Corp.	1,000	2,809
Ardentec Corp.	9,000	8,451
Argosy Research, Inc.	2,000	6,763
ASE Technology Holding Co. Ltd., ADR	12,219	49,854
Asia Cement Corp.	20,000	29,041
Asia Optical Co., Inc.	2,000	4,565
Asia Pacific Telecom Co. Ltd.(1)	2,621	573
Asia Polymer Corp.	3,000	1,745
Asia Vital Components Co. Ltd.	6,000	7,995
ASROCK, Inc.	2,000	9,415

Asustek Computer, Inc.	7,000	49,114
Aten International Co. Ltd.	2,000	5,967
AU Optronics Corp., ADR	6,082	15,205
Audix Corp.	1,000	1,369
AURAS Technology Co. Ltd.	1,000	5,655
AVY Precision Technology, Inc.(1)	1,000	816
Bank of Kaohsiung Co. Ltd.	4,000	1,261
BenQ Materials Corp.	2,000	1,094
BES Engineering Corp.	25,000	5,636
Bin Chuan Enterprise Co. Ltd.	2,000	1,699
Bizlink Holding, Inc.(1)	1,000	6,557
Brighton-Best International Taiwan, Inc.	1,000	868
Capital Securities Corp.	27,000	8,975
Career Technology MFG. Co. Ltd.	1,000	884
Casetek Holdings Ltd.	4,000	5,997
Catcher Technology Co. Ltd.	5,000	36,348
Cathay Financial Holding Co. Ltd.	33,000	44,056
Central Reinsurance Co. Ltd.	2,000	1,270
Chailease Holding Co. Ltd.	1,000	3,888
ChainQui Construction Development Co. Ltd.	2,000	1,359
Chang Hwa Commercial Bank Ltd.	7,000	4,387
Chang Wah Electromaterials, Inc.	1,000	5,281
Chang Wah Technology Co. Ltd.	1,000	1,019
Channel Well Technology Co. Ltd.	2,000	1,825
Charoen Pokphand Enterprise	3,000	7,240
CHC Healthcare Group	1,000	1,278
Chenbro Micom Co. Ltd.	2,000	6,431
Cheng Loong Corp.	12,000	9,440
Cheng Shin Rubber Industry Co. Ltd.	9,000	9,843
Cheng Uei Precision Industry Co. Ltd.	5,000	6,065
Chia Chang Co. Ltd.	1,000	1,143
Chia Hsin Cement Corp.	2,000	1,114
Chicony Electronics Co. Ltd.	9,000	25,797
Chicony Power Technology Co. Ltd.	4,000	8,933
Chilisin Electronics Corp.	1,000	3,191
Chin-Poon Industrial Co. Ltd.	7,000	5,570
China Airlines Ltd.	33,000	9,026
China Bills Finance Corp.	12,000	5,838
China Chemical & Pharmaceutical Co. Ltd.	2,000	1,426
China Development Financial Holding Corp.	109,000	33,040
China General Plastics Corp.	2,000	1,268
China Life Insurance Co. Ltd.(1)	20,000	13,845
China Man-Made Fiber Corp.	6,000	1,237
China Metal Products	1,000	929
China Motor Corp.	5,000	6,044
China Petrochemical Development Corp.	10,000	2,758
China Steel Chemical Corp.	2,000	6,668
China Steel Corp.	35,000	23,102
Chinese Maritime Transport Ltd.	1,000	795
Ching Feng Home Fashions Co. Ltd.(1)	1,000	1,078
Chipbond Technology Corp.	7,000	14,333
ChipMOS Technologies, Inc.	4,000	4,122
Chlitina Holding Ltd.	1,000	6,570
Chong Hong Construction Co. Ltd.	2,000	5,574

Chroma ATE, Inc.	1,000	4,370
Chung Hung Steel Corp.	4,000	1,041
Chung-Hsin Electric & Machinery Manufacturing Corp.	9,000	8,552
Chunghwa Telecom Co. Ltd., ADR	1,359	50,324
Cleanaway Co. Ltd.	1,000	5,149
Clevo Co.	8,000	7,736
CMC Magnetics Corp.(1)	7,000	1,689
Co-Tech Development Corp.	1,000	1,365
Compal Electronics, Inc.	41,000	26,104
Compeq Manufacturing Co. Ltd.	13,000	18,227
Concord Securities Co. Ltd.(1)	4,000	935
Coretronic Corp.	7,000	7,236
Creative Sensor, Inc.	2,000	1,227
CTBC Financial Holding Co. Ltd.	126,000	83,823
CTCI Corp.	3,000	3,391
CyberTAN Technology, Inc.	3,000	1,451
Delta Electronics, Inc.	4,000	18,408
Dimerco Express Corp.	2,000	2,068
Dyaco International, Inc.	1,000	1,584
Dynamic Electronics Co. Ltd.(1)	3,000	1,917
E Ink Holdings, Inc.	1,000	1,353
E-LIFE MALL Corp.	1,000	2,286
E.Sun Financial Holding Co. Ltd.	35,000	31,113
Edom Technology Co. Ltd.	2,000	1,177
Elite Advanced Laser Corp.	3,000	6,566
Elite Material Co. Ltd.	4,000	19,687
Elite Semiconductor Memory Technology, Inc.	5,000	6,814
Elitegroup Computer Systems Co. Ltd.(1)	3,000	1,169
Epistar Corp.(1)	9,000	10,796
Eson Precision Ind Co. Ltd.	1,000	1,034
Eternal Materials Co. Ltd.	11,000	11,734
Eva Airways Corp.	24,000	8,807
Evergreen International Storage & Transport Corp.	13,000	5,547
Evergreen Marine Corp. Taiwan Ltd.(1)	24,000	8,723
Everlight Chemical Industrial Corp.	2,000	940
Everlight Electronics Co. Ltd.	6,000	6,208
Excellence Opto, Inc.	2,000	1,393
Excelsior Medical Co. Ltd.	3,000	5,619
Far Eastern Department Stores Ltd.	15,000	12,000
Far Eastern International Bank	27,000	9,543
Far Eastern New Century Corp.	30,000	26,908
Far EasTone Telecommunications Co. Ltd.	13,000	28,028
Farglory F T Z Investment Holding Co. Ltd.	2,000	1,627
Farglory Land Development Co. Ltd.	2,000	2,914
Federal Corp.(1)	3,000	1,584
Feng Hsin Steel Co. Ltd.	7,000	12,154
Feng TAY Enterprise Co. Ltd.	1,000	6,039
First Financial Holding Co. Ltd.	35,000	26,670
First Steamship Co. Ltd.	15,000	4,798
FLEXium Interconnect, Inc.	5,000	18,078
Flytech Technology Co. Ltd.	2,000	4,518
FocalTech Systems Co. Ltd.(1)	7,000	7,084
Formosa Advanced Technologies Co. Ltd.	5,000	6,203
Formosa Chemicals & Fibre Corp.	7,000	16,810
Formosa International Hotels Corp.	1,000	5,238

Formosa Optical Technology Co. Ltd.	1,000	2,178
Formosa Petrochemical Corp.	4,000	11,698
Formosa Plastics Corp.	11,000	30,449
Formosa Sumco Technology Corp.	2,000	10,535
Formosa Taffeta Co. Ltd.	5,000	5,700
Formosan Rubber Group, Inc.	2,000	1,180
Founding Construction & Development Co. Ltd.	2,000	1,027
Foxconn Technology Co. Ltd.	6,000	10,786
Foxsemicon Integrated Technology, Inc.	1,000	5,475
FSP Technology, Inc.	2,000	1,514
Fubon Financial Holding Co. Ltd.	40,000	56,551
Fulgent Sun International Holding Co. Ltd.	1,000	3,329
Full Wang International Development Co. Ltd.	2,000	876
Fusheng Precision Co. Ltd.	1,000	5,802
G Shank Enterprise Co. Ltd.	2,000	1,337
Gemtek Technology Corp.(1)	8,000	5,725
General Interface Solution Holding Ltd.	3,000	11,359
Genesys Logic, Inc.	1,000	1,519
Getac Technology Corp.	5,000	7,299
Giant Manufacturing Co. Ltd.	1,000	7,841
Gigabyte Technology Co. Ltd.	7,000	13,774
Ginko International Co. Ltd.	2,000	10,108
Global Brands Manufacture Ltd.	2,000	1,011
Globalwafers Co. Ltd.	2,000	24,117
Globe Union Industrial Corp.	2,000	837
Gloria Material Technology Corp.	2,000	1,086
Gold Circuit Electronics Ltd.(1)	2,000	2,485
Goldsun Building Materials Co. Ltd.	7,000	3,257
Gourmet Master Co. Ltd.	2,000	7,373
Grand Pacific Petrochemical(1)	15,000	7,056
Grape King Bio Ltd.	1,000	6,299
Greatek Electronics, Inc.	6,000	9,002
GTM Holdings Corp.	2,000	1,390
Hannstar Board Corp.	5,301	6,845
HannStar Display Corp.	33,000	6,495
HannsTouch Solution, Inc.(1)	3,000	1,015
Highlight Tech Corp.	2,000	1,717
Highwealth Construction Corp.	1,000	1,479
Hiroca Holdings Ltd.	1,000	1,736
Hitron Technology, Inc.	7,000	4,704
Hiwin Technologies Corp.	1,000	10,230
Ho Tung Chemical Corp.	6,000	1,480
Holiday Entertainment Co. Ltd.	1,000	2,206
Holy Stone Enterprise Co. Ltd.	3,000	12,410
Hon Hai Precision Industry Co. Ltd.	58,000	146,620
Hong Pu Real Estate Development Co. Ltd.	2,000	1,550
Hong YI Fiber Industry Co.	2,000	1,140
Hota Industrial Manufacturing Co. Ltd.	2,000	6,183
Hotai Motor Co. Ltd.	1,000	17,894
Hsing TA Cement Co.	2,000	1,174
HTC Corp.	9,000	9,152
Hu Lane Associate, Inc.	1,000	2,759
Hua Nan Financial Holdings Co. Ltd.	25,000	16,215
Huaku Development Co. Ltd.	4,000	12,653

Huang Hsiang Construction Corp.	1,000	1,166
Hung Ching Development & Construction Co. Ltd.	2,000	1,340
Hung Sheng Construction Ltd.(1)	2,400	1,369
I-Sheng Electric Wire & Cable Co. Ltd.	1,000	1,460
IBF Financial Holdings Co. Ltd.	25,000	9,410
Ichia Technologies, Inc.	2,000	881
Innodisk Corp.	1,000	6,364
Innolux Corp.	93,000	19,298
Inpaq Technology Co. Ltd.	1,000	1,026
Integrated Service Technology, Inc.(1)	1,000	1,862
International CSRC Investment Holdings Co.	3,000	2,016
Inventec Corp.	31,000	25,228
ITE Technology, Inc.	1,000	1,968
ITEQ Corp.	2,000	9,005
Jentech Precision Industrial Co. Ltd.	1,000	8,315
Jih Sun Financial Holdings Co. Ltd.	19,000	5,872
K Laser Technology, Inc.	2,000	991
Kenda Rubber Industrial Co. Ltd.	1,000	963
Kenmec Mechanical Engineering Co. Ltd.(1)	2,000	1,156
Kindom Development Co. Ltd.	6,000	5,897
King Yuan Electronics Co. Ltd.	13,000	13,038
King's Town Bank Co. Ltd.	7,000	7,262
Kinik Co.	1,000	2,031
Kinpo Electronics	22,000	8,368
Kinsus Interconnect Technology Corp.	6,000	9,642
KS Terminals, Inc.	1,000	1,386
Kung Long Batteries Industrial Co. Ltd.	2,000	9,592
Kung Sing Engineering Corp.(1)	4,000	1,239
Kuoyang Construction Co. Ltd.	1,000	783
L&K Engineering Co. Ltd.	1,000	864
Lextar Electronics Corp.	3,000	1,847
Lien Hwa Industrial Holdings Corp.	1,000	1,377
Lingsen Precision Industries Ltd.(1)	4,000	1,246
Lite-On Technology Corp.	23,000	36,892
Long Da Construction & Development Corp.	2,000	1,007
Longchen Paper & Packaging Co. Ltd.	15,000	6,605
Longwell Co.	1,000	2,052
Lotes Co. Ltd.	1,000	13,443
Lumax International Corp. Ltd.	1,000	2,221
Lung Yen Life Service Corp.	3,000	5,697
Macauto Industrial Co. Ltd.	2,000	5,018
Macronix International	5,000	5,357
Makalot Industrial Co. Ltd.	2,000	9,595
MediaTek, Inc.	2,000	30,856
Mega Financial Holding Co. Ltd.	28,000	28,703
Meiloon Industrial Co.	2,000	1,433
Mercuries & Associates Holding Ltd.(1)	4,000	2,945
Mercuries Life Insurance Co. Ltd.(1)	21,000	6,445
Merry Electronics Co. Ltd.	2,000	9,029
Micro-Star International Co. Ltd.	8,000	26,944
Microbio Co. Ltd.(1)	2,000	2,066
Mitac Holdings Corp.	7,000	7,544
Mobiletron Electronics Co. Ltd.	1,000	881
MPI Corp.	2,000	5,333

Namchow Holdings Co. Ltd.	1,000	1,483
Nan Kang Rubber Tire Co. Ltd.	3,000	3,919
Nan Liu Enterprise Co. Ltd.	1,000	8,128
Nan Ren Lake Leisure Amusement Co. Ltd.	2,000	774
Nan Ya Plastics Corp.	8,000	16,787
Nan Ya Printed Circuit Board Corp.(1)	1,000	1,868
Nantex Industry Co. Ltd.	1,000	1,247
Nanya Technology Corp.	2,000	3,992
Nichidenbo Corp.	4,000	6,992
Nien Made Enterprise Co. Ltd.	1,000	8,575
Novatek Microelectronics Corp.	2,000	13,672
O-Bank Co. Ltd.(1)	21,000	4,841
O-TA Precision Industry Co. Ltd.	1,000	1,348
OptoTech Corp.	2,000	1,409
Orient Semiconductor Electronics Ltd.(1)	4,000	1,579
Oriental Union Chemical Corp.	2,000	1,114
Pan Jit International, Inc.	2,000	1,582
Pan-International Industrial Corp.	2,000	1,177
Parade Technologies Ltd.	1,000	28,654
Pegatron Corp.	20,000	43,023
PharmaEngine, Inc.	3,000	7,239
Phison Electronics Corp.	1,000	9,178
Plotech Co. Ltd.	2,000	1,163
Pou Chen Corp.	11,000	10,841
Powertech Technology, Inc.	11,000	35,584
Poya International Co. Ltd.	1,000	19,255
President Chain Store Corp.	2,000	19,691
President Securities Corp.	14,000	6,114
Primax Electronics Ltd.	3,000	4,639
Prince Housing & Development Corp.	19,000	6,114
Promate Electronic Co. Ltd.	1,000	1,151
Qisda Corp.	2,000	1,107
Quang Viet Enterprise Co. Ltd.	1,000	4,218
Quanta Computer, Inc.	17,000	39,681
Quanta Storage, Inc.	5,000	6,131
Radiant Opto-Electronics Corp.	3,000	10,312
Radium Life Tech Co. Ltd.	2,000	654
Realtek Semiconductor Corp.	3,000	25,874
Rechi Precision Co. Ltd.	2,000	1,137
Rich Development Co. Ltd.	6,000	1,922
Roo Hsing Co. Ltd.(1)	3,000	865
Ruentex Development Co. Ltd.(1)	2,000	3,048
Ruentex Engineering & Construction Co.	2,000	4,304
Ruentex Industries Ltd.(1)	4,000	8,706
Ruentex Materials Co. Ltd.	1,000	1,318
Sampo Corp.	9,000	6,000
San Fang Chemical Industry Co. Ltd.	2,000	1,570
San Far Property Ltd.(1)	2,000	1,027
San Shing Fastech Corp.	3,000	4,444
Sanyang Motor Co. Ltd.	2,000	1,393
SCI Pharmtech, Inc.	1,000	4,597
SDI Corp.	1,000	1,500
Sercomm Corp.	1,000	2,392
Shan-Loong Transportation Co. Ltd.	2,000	2,039

Shanghai Commercial & Savings Bank Ltd. (The)	8,000	11,422
Sheng Yu Steel Co. Ltd.	2,000	1,073
ShenMao Technology, Inc.	2,000	1,321
Shin Kong Financial Holding Co. Ltd.(1)	87,118	24,233
Shin Zu Shing Co. Ltd.	3,000	13,562
Shining Building Business Co. Ltd.(1)	3,000	927
Shinkong Insurance Co. Ltd.	5,000	5,942
Shinkong Synthetic Fibers Corp.	16,000	5,762
Sigurd Microelectronics Corp.	7,000	8,723
Simplo Technology Co. Ltd.	2,000	21,323
Sinbon Electronics Co. Ltd.	1,000	5,020
Sincere Navigation Corp.	2,000	934
Sino-American Silicon Products, Inc.	7,000	20,504
Sinon Corp.	10,000	6,063
SinoPac Financial Holdings Co. Ltd.	78,000	30,695
Sinyi Realty, Inc.	1,000	894
Sirtec International Co. Ltd.	1,000	967
Sitronix Technology Corp.	1,000	5,073
Siward Crystal Technology Co. Ltd.	2,000	1,414
Soft-World International Corp.	1,000	3,567
Solar Applied Materials Technology Co.(1)	2,000	1,328
Sonix Technology Co. Ltd.	1,000	1,927
Sporton International, Inc.	1,000	6,502
St Shine Optical Co. Ltd.	1,000	11,922
Standard Foods Corp.	3,000	6,349
Stark Technology, Inc.	3,000	6,901
Sunjuice Holdings Co. Ltd.	1,000	6,963
Sunonwealth Electric Machine Industry Co. Ltd.	1,000	1,787
Supreme Electronics Co. Ltd.	7,000	6,885
Sweeten Real Estate Development Co. Ltd.	2,000	1,354
Syncmold Enterprise Corp.	2,000	5,402
Synnex Technology International Corp.	20,000	29,598
Systex Corp.	4,000	10,800
T3EX Global Holdings Corp.	2,000	1,767
Ta Ya Electric Wire & Cable	2,000	720
TA-I Technology Co. Ltd.	3,000	7,807
Tai-Saw Technology Co. Ltd.	2,000	1,523
Taichung Commercial Bank Co. Ltd.	26,000	9,883
Taiflex Scientific Co. Ltd.	4,000	6,279
Tainan Spinning Co. Ltd.	3,000	920
Taishin Financial Holding Co. Ltd.	71,000	30,781
TaiSol Electronics Co. Ltd.	2,000	5,936
Taisun Enterprise Co. Ltd.	2,000	1,624
Taita Chemical Co. Ltd.	3,000	1,386
Taiwan Business Bank	43,000	15,201
Taiwan Cement Corp.	43,000	61,013
Taiwan Cogeneration Corp.	7,000	8,822
Taiwan Cooperative Financial Holding Co. Ltd.	35,000	23,810
Taiwan FamilyMart Co. Ltd.	1,000	7,928
Taiwan Fertilizer Co. Ltd.	4,000	6,519
Taiwan Fire & Marine Insurance Co. Ltd.	2,000	1,343
Taiwan FU Hsing Industrial Co. Ltd.	4,000	5,394
Taiwan Glass Industry Corp.	6,000	1,761
Taiwan High Speed Rail Corp.	11,000	13,825

Taiwan Hon Chuan Enterprise Co. Ltd.	5,000	8,922
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	2,000	1,364
Taiwan Land Development Corp.(1)	4,000	866
Taiwan Mobile Co. Ltd.	2,000	7,164
Taiwan Paiho Ltd.	1,000	2,285
Taiwan PCB Techvest Co. Ltd.	6,000	7,454
Taiwan Sakura Corp.	1,000	1,567
Taiwan Secom Co. Ltd.	4,000	11,411
Taiwan Semiconductor Co. Ltd.	1,000	1,273
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	15,482	779,209
Taiwan Shin Kong Security Co. Ltd.	1,000	1,202
Taiwan Styrene Monomer	2,000	1,081
Taiwan Surface Mounting Technology Corp.	4,000	15,284
Taiwan TEA Corp.	2,000	994
Taiwan Union Technology Corp.	1,000	4,603
Tatung Co. Ltd.(1)	2,000	1,384
Te Chang Construction Co. Ltd.	1,000	1,003
Teco Electric and Machinery Co. Ltd.	9,000	8,458
Tera Autotech Corp.	1,000	884
Test Research, Inc.	1,000	1,827
Test Rite International Co. Ltd.	2,000	1,270
Thinking Electronic Industrial Co. Ltd.	2,000	5,818
Thye Ming Industrial Co. Ltd.	1,000	991
Ton Yi Industrial Corp.	4,000	1,171
Tong Hsing Electronic Industries Ltd.	1,000	4,422
Tong Yang Industry Co. Ltd.	2,000	2,435
Tong-Tai Machine & Tool Co. Ltd.	2,000	894
Topco Scientific Co. Ltd.	2,000	6,938
Topoint Technology Co. Ltd.	2,000	1,339
TPK Holding Co. Ltd.(1)	2,000	2,829
Transcend Information, Inc.	3,000	7,026
Tripod Technology Corp.	2,000	7,497
Tsann Kuen Enterprise Co. Ltd.	2,000	1,164
TSRC Corp.	2,000	1,084
TTY Biopharm Co. Ltd.	1,000	2,474
Tung Ho Steel Enterprise Corp.	10,000	7,984
TXC Corp.	2,000	3,918
TYC Brother Industrial Co. Ltd.	2,000	1,561
Tyntek Corp.	3,000	1,341
U-Ming Marine Transport Corp.	5,000	4,843
Uni-President Enterprises Corp.	20,000	48,534
Unimicron Technology Corp.	7,000	9,368
Union Bank of Taiwan(1)	21,000	7,597
Union Insurance Co. Ltd.	2,000	1,287
Unitech Printed Circuit Board Corp.	5,000	3,774
United Microelectronics Corp.	118,000	60,758
Univacco Technology, Inc.	2,000	1,610
Universal Cement Corp.	2,000	1,180
UPC Technology Corp.	4,000	1,207
USI Corp.	6,000	2,372
Vanguard International Semiconductor Corp.	4,000	9,803
Wafer Works Corp.	6,000	6,556
Wah Lee Industrial Corp.	1,000	1,841
Walsin Lihwa Corp.	37,000	17,146

Walsin Technology Corp.	3,000	18,695
Walton Advanced Engineering, Inc.	3,000	995
Wan Hai Lines Ltd.	3,000	1,631
Wei Chuan Foods Corp.	2,000	1,483
Weikeng Industrial Co. Ltd.	2,000	974
Well Shin Technology Co. Ltd.	1,000	1,500
Weltrend Semiconductor	2,000	1,781
Win Semiconductors Corp.	2,000	17,127
Winbond Electronics Corp.	13,000	5,966
Winstek Semiconductor Co. Ltd.	2,000	1,601
Wisdom Marine Lines Co. Ltd.(1)	2,000	1,510
Wistron Corp.	30,000	28,625
Wiwynn Corp.	1,000	26,715
WPG Holdings Ltd.	6,000	7,852
WT Microelectronics Co. Ltd.	5,000	6,229
WUS Printed Circuit Co. Ltd.	2,000	1,992
Xxentria Technology Materials Corp.	1,000	1,793
Yageo Corp.	1,000	12,347
Yang Ming Marine Transport Corp.(1)	5,000	1,084
YC INOX Co. Ltd.	2,000	1,600
YCC Parts Manufacturing Co. Ltd.	1,000	1,475
Yem Chio Co. Ltd.	3,000	1,055
YFY, Inc.	24,000	10,554
Yieh Phui Enterprise Co. Ltd.	5,000	1,386
Yonyu Plastics Co. Ltd.	1,000	1,113
Youngtek Electronics Corp.	1,000	2,089
Yuanta Financial Holding Co. Ltd.	65,000	35,235
Yulon Finance Corp.	1,000	3,329
Yulon Motor Co. Ltd.	10,000	6,604
YungShin Global Holding Corp.	1,000	1,593
Yungtay Engineering Co. Ltd.(1)	1,000	1,826
Zeng Hsing Industrial Co. Ltd.	1,000	4,433
Zenitron Corp.	2,000	1,274
Zero One Technology Co. Ltd.	2,000	2,280
Zhen Ding Technology Holding Ltd.	3,000	11,964
Zig Sheng Industrial Co. Ltd.	4,000	935
		4,349,851
Thailand — 2.7%
Advanced Info Service PCL, NVDR	4,200	25,378
AEON Thana Sinsap Thailand PCL, NVDR	500	2,216
Airports of Thailand PCL, NVDR	9,200	18,050
Amanah Leasing PCL	9,200	834
Amata Corp. PCL, NVDR	12,200	5,541
AP Thailand PCL, NVDR	41,200	7,221
Asia Sermkij Leasing PCL, NVDR	1,200	695
B Grimm Power PCL, NVDR	9,700	16,200
Bangchak Corp. PCL, NVDR	18,000	12,445
Bangkok Airways PCL, NVDR	4,300	775
Bangkok Aviation Fuel Services PCL, NVDR	1,000	737
Bangkok Bank PCL, NVDR	2,700	9,307
Bangkok Chain Hospital PCL, NVDR	5,900	2,702
Bangkok Dusit Medical Services PCL, NVDR	23,700	16,712
Bangkok Expressway & Metro PCL, NVDR	33,200	10,240
Bangkok Land PCL, NVDR	61,200	2,014

Bangkok Life Assurance PCL, NVDR	14,300	6,723
Banpu PCL, NVDR	19,300	3,777
Banpu Power PCL, NVDR	1,800	987
BCPG PCL, NVDR	3,600	1,950
BEC World PCL, NVDR(1)	5,100	679
Berli Jucker PCL, NVDR	1,000	1,332
BTS Group Holdings PCL, NVDR	7,200	2,755
Bumrungrad Hospital PCL, NVDR	4,200	15,894
Cal-Comp Electronics Thailand PCL, NVDR	24,300	1,193
Carabao Group PCL, NVDR	3,100	9,418
Central Pattana PCL, NVDR	10,800	16,767
Central Plaza Hotel PCL, NVDR(1)	1,900	1,493
Central Retail Corp. PCL, NVDR(1)	5,741	6,967
CH Karnchang PCL, NVDR	12,400	6,455
Charoen Pokphand Foods PCL, NVDR	23,700	23,591
Chularat Hospital PCL, NVDR	50,400	4,101
CK Power PCL, NVDR(1)	6,000	823
Com7 PCL, NVDR	3,300	2,554
CP ALL PCL, NVDR(1)	15,500	34,285
Dhipaya Insurance PCL, NVDR	5,900	4,238
Diamond Building Products PCL, NVDR	5,000	847
Dohome PCL	3,500	891
Dynasty Ceramic PCL, NVDR	19,200	1,143
Eastern Polymer Group PCL, NVDR	4,300	689
Eastern Water Resources Development and Management PCL, NVDR	2,900	946
Ekachai Medical Care PCL, NVDR(1)	4,700	689
Electricity Generating PCL, NVDR	1,000	8,642
Energy Absolute PCL, NVDR	4,500	5,497
Erawan Group PCL (The), NVDR	8,700	904
Esso Thailand PCL, NVDR(1)	4,400	773
GFPT PCL, NVDR	16,100	6,009
Global Power Synergy PCL, NVDR	800	1,912
Gulf Energy Development PCL, NVDR	2,500	2,985
Gunkul Engineering PCL, NVDR	30,600	2,746
Haad Thip PCL, NVDR	1,400	806
Hana Microelectronics PCL, NVDR	10,400	9,815
Home Product Center PCL, NVDR	30,200	14,132
Ichitan Group PCL, NVDR	5,600	1,176
Indorama Ventures PCL, NVDR	19,400	17,527
Intouch Holdings PCL, NVDR	4,900	8,323
IRPC PCL, NVDR	69,200	5,915
Italian-Thai Development PCL, NVDR(1)	23,100	824
Jasmine International PCL, NVDR	53,400	6,302
Jay Mart PCL, NVDR	5,000	1,370
JMT Network Services PCL, NVDR	2,100	1,350
JWD Infologistics PCL, NVDR	3,900	831
Kasikornbank PCL, NVDR	3,000	9,116
KCE Electronics PCL, NVDR	7,800	4,582
KGI Securities Thailand PCL, NVDR	47,000	5,071
Kiatnakin Bank PCL, NVDR	4,500	6,043
Krung Thai Bank PCL, NVDR	23,800	7,753
Krungthai Card PCL, NVDR	10,800	13,103
Land & Houses PCL, NVDR	28,200	6,449
LPN Development PCL, NVDR	37,300	6,668

Major Cineplex Group PCL, NVDR	17,300	9,314
MBK PCL, NVDR	6,500	3,110
MC Group PCL, NVDR	4,300	1,232
MCS Steel PCL, NVDR	3,400	1,162
Mega Lifesciences PCL, NVDR	2,400	2,599
Minor International PCL, NVDR(1)	13,500	7,918
MK Real Estate Development PCL, NVDR(1)	10,100	831
MK Restaurants Group PCL, NVDR	600	1,077
Muangthai Capital PCL, NVDR(1)	6,200	10,808
Noble Development PCL, NVDR	2,700	999
Nusasiri PCL, NVDR(1)	94,600	1,013
Osotspa PCL, NVDR	4,000	5,355
Polyplex Thailand PCL, NVDR	2,400	1,000
Precious Shipping PCL, NVDR(1)	4,300	525
Premier Marketing PCL, NVDR	3,900	856
Prima Marine PCL, NVDR	5,000	1,060
Property Perfect PCL, NVDR	40,700	450
Pruksa Holding PCL, NVDR	16,600	6,189
PTG Energy PCL, NVDR	19,400	9,011
PTT Exploration & Production PCL, NVDR	9,000	23,633
PTT Global Chemical PCL, NVDR	11,800	16,071
PTT PCL, NVDR	34,700	38,988
Quality Houses PCL, NVDR	108,900	7,375
Raimon Land PCL, NVDR(1)	40,600	613
Rajthanee Hospital PCL, NVDR	1,400	970
Ratch Group PCL, NVDR	3,900	8,553
Ratchthani Leasing PCL, NVDR	9,300	1,084
Regional Container Lines PCL, NVDR(1)	8,100	755
Rojana Industrial Park PCL, NVDR	6,800	910
RS PCL, NVDR	2,400	888
S 11 Group PCL, NVDR	4,200	771
Sansiri PCL, NVDR	159,700	3,938
SEAFCO PCL, NVDR	5,200	863
Siam Cement PCL (The), NVDR	2,600	28,029
Siam Commercial Bank PCL (The), NVDR	4,400	10,199
Siam Future Development PCL, NVDR	5,800	884
Siam Global House PCL, NVDR	5,448	2,510
Siamgas & Petrochemicals PCL, NVDR	27,100	7,097
Singha Estate PCL, NVDR	20,100	1,090
Sino-Thai Engineering & Construction PCL, NVDR	17,200	8,322
SNC Former PCL, NVDR	2,800	786
Somboon Advance Technology PCL, NVDR	2,000	709
SPCG PCL, NVDR	13,200	7,249
Sri Trang Agro-Industry PCL, NVDR(1)	22,400	18,774
Srisawad Corp. PCL, NVDR(1)	7,600	13,656
Srisawad Finance PCL, NVDR(1)	4,400	4,356
Star Petroleum Refining PCL, NVDR	18,400	3,937
STP & I PCL, NVDR	7,300	1,081
Supalai PCL, NVDR	17,300	8,029
Super Energy Corp. PCL, NVDR	129,100	3,278
Susco PCL, NVDR	10,600	737
Taokaenoi Food & Marketing PCL, NVDR	2,900	859
Thai Airways International PCL, NVDR(1)	6,800	878
Thai Oil PCL, NVDR	5,400	7,360

Thai Union Group PCL, NVDR	32,500	14,054
Thai Vegetable Oil PCL, NVDR	3,400	2,827
Thaifoods Group PCL, NVDR	70,100	9,524
Thanachart Capital PCL, NVDR	1,200	1,372
Thoresen Thai Agencies PCL, NVDR	7,000	614
Tipco Asphalt PCL, NVDR	11,200	7,730
Tisco Financial Group PCL, NVDR	3,400	7,994
TMB Bank PCL, NVDR	80,600	2,934
TOA Paint Thailand PCL, NVDR	2,300	2,563
Total Access Communication PCL, NVDR	6,500	9,157
TPI Polene PCL, NVDR	156,800	5,754
TPI Polene Power PCL, NVDR	10,200	1,285
TQM Corp. PCL, NVDR	700	2,257
True Corp. PCL, NVDR	110,200	12,901
TTW PCL, NVDR	2,500	1,078
U City PCL, NVDR(1)	30,800	1,138
Unique Engineering & Construction PCL, NVDR	4,000	657
Univanich Palm Oil PCL, NVDR	5,800	758
VGI PCL, NVDR	3,100	780
Vinythai PCL, NVDR	1,500	980
WHA Corp. PCL, NVDR	9,100	906
WP Energy PCL, NVDR	5,900	926
Zen Corp. Group PCL, NVDR(1)	2,200	634
		827,442
Turkey — 0.5%
Akbank T.A.S.(1)	9,455	7,865
Aksa Akrilik Kimya Sanayii AS	1,279	1,212
Aksa Enerji Uretim AS(1)	7,931	5,426
Anadolu Efes Biracilik Ve Malt Sanayii AS(1)	267	727
Arcelik AS(1)	470	1,089
Aselsan Elektronik Sanayi Ve Ticaret AS	307	1,359
Aygaz AS	474	743
Bagfas Bandirma Gubre Fabrikalari AS(1)	416	1,130
Bera Holding AS(1)	2,301	1,448
BIM Birlesik Magazalar AS	2,155	20,584
Cemtas Celik Makina Sanayi Ve Ticaret AS	729	806
Coca-Cola Icecek AS	165	978
Dogan Sirketler Grubu Holding AS	3,552	995
Eregli Demir ve Celik Fabrikalari TAS(1)	9,230	10,870
Ford Otomotiv Sanayi AS	106	963
Haci Omer Sabanci Holding AS	12,123	14,791
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	856	1,853
Is Yatirim Menkul Degerler AS	1,327	1,124
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	15,130	5,552
KOC Holding AS	2,319	5,499
Koza Altin Isletmeleri AS(1)	75	811
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	4,008	7,110
Mavi Giyim Sanayi Ve Ticaret AS, B Shares(1)	128	850
Migros Ticaret AS(1)	260	1,271
NET Holding AS(1)	2,629	872
Nuh Cimento Sanayi AS	462	874
Pegasus Hava Tasimaciligi AS(1)	201	1,763
Petkim Petrokimya Holding AS(1)	2,348	1,214
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1,189	1,419

Sok Marketler Ticaret AS(1)	577	991
TAV Havalimanlari Holding AS	626	1,869
Tekfen Holding AS	2,125	4,353
Trakya Cam Sanayii AS	2,741	1,290
Tupras Turkiye Petrol Rafinerileri AS(1)	508	6,391
Turk Hava Yollari AO(1)	5,902	10,916
Turk Traktor ve Ziraat Makineleri AS	120	1,078
Turkcell Iletisim Hizmetleri AS, ADR	2,099	10,873
Turkiye Garanti Bankasi AS(1)	7,976	9,116
Turkiye Halk Bankasi AS(1)	8,002	6,225
Turkiye Is Bankasi AS, C Shares(1)	9,358	6,812
Turkiye Sinai Kalkinma Bankasi AS(1)	10,264	1,650
Turkiye Vakiflar Bankasi TAO, D Shares(1)	3,470	2,374
Vestel Elektronik Sanayi ve Ticaret AS(1)	502	1,047
Zorlu Enerji Elektrik Uretim AS(1)	4,083	853
		167,036
TOTAL COMMON STOCKS (Cost $29,692,509)		29,885,765
RIGHTS†
Brazil†
Gafisa SA(1)	511	11
Natura & Co. Holding SA(1)	279	241
TOTAL RIGHTS (Cost $—)		252
WARRANTS†
Thailand†
BTS Group Holdings PCL(1) (Cost $—)	720	30
TEMPORARY CASH INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $382,569)	382,569	382,569
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $30,075,078)		30,268,616
OTHER ASSETS AND LIABILITIES — 0.5%		139,540
TOTAL NET ASSETS — 100.0%		$30,408,156

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	2	June 2020	$100	$304,200	$12,209

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	17.8%
Information Technology	16.2%
Consumer Discretionary	13.5%
Communication Services	9.9%
Materials	9.3%
Industrials	7.7%
Consumer Staples	6.9%
Energy	6.1%
Health Care	4.5%
Real Estate	3.5%
Utilities	2.9%
Cash and Equivalents*	1.7%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	666,619	1,086,519	—
Chile	39,350	163,675	—
China	3,264,009	7,553,110	—
Colombia	21,472	54,949	—
India	399,286	2,400,073	—
Indonesia	55,617	442,661	—
Mexico	193,989	451,306	—
Peru	82,626	—	—
Philippines	14,615	251,412	—
Russia	31,460	878,789	—
South Africa	365,121	907,930	—
South Korea	259,364	3,785,765	—
Taiwan	894,592	3,455,259	—
Turkey	10,873	156,163	—
Other Countries	—	1,999,161	—
Rights	—	252	—
Warrants	—	30	—
Temporary Cash Investments	382,569	—	—
	6,681,562	23,587,054	—
Other Financial Instruments
Futures Contracts	12,209	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.